UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Basic Materials (0.5%)
	Alpha Natural Resources, Inc., Term Loan
$49,396	3.500%, 5/22/2020[b,c,d]	$15,107
	Fortescue Metals Group, Ltd., Term Loan
155,745	4.250%, 6/30/2019[b,c]	131,171
	Ineos US Finance, LLC, Term Loan
89,053	3.750%, 12/15/2020	87,495
	NewPage Corporation, Delayed Draw
14,700	11.000%, 7/26/2017	12,421
	NewPage Corporation, Term Loan
14,700	10.136%, 7/26/2017	12,421
73,050	0.000%, 2/11/2021[d]	10,684
	Tronox Pigments BV, Term Loan
83,147	4.500%, 3/19/2020	76,745

	Total	346,044

Capital Goods (0.4%)
	Accudyne Industries, LLC, Term Loan
62,705	4.000%, 12/13/2019[b,c]	54,554
	ADS Waste Holdings, Inc., Term Loan
51,581	3.750%, 10/9/2019	51,107
	Berry Plastics Group, Inc., Term Loan
118,403	3.500%, 2/8/2020	117,811
	Rexnord, LLC, Term Loan
49,802	4.000%, 8/21/2020	48,985

	Total	272,457

Communications Services (3.4%)
	Altice Financing SA, Term Loan
86,844	5.250%, 2/4/2022	86,916
	Atlantic Broadband Penn, LLC, Term Loan
59,010	3.250%, 11/30/2019	58,770
	Birch Communication Inc., Term Loan
86,625	7.750%, 7/17/2020	74,931
	Block Communications, Inc., Term Loan
99,747	4.000%, 11/7/2021	99,747
	Cengage Learning Acquisitions, Term Loan
57,685	7.000%, 3/31/2020	57,355
	Charter Communications Operating, LLC, Term Loan
72,692	3.000%, 7/1/2020	72,317
	Cincinnati Bell, Inc., Term Loan
79,726	4.000%, 9/10/2020[b,c]	78,264
	CommScope, Inc., Term Loan
109,450	3.828%, 12/29/2022	109,210
	CSC Holdings, LLC, Term Loan
37,500	5.000%, 10/9/2022	37,494
	Fairpoint Communications, Term Loan
99,438	7.500%, 2/14/2019[b,c]	98,402
	Grande Communications Networks, LLC, Term Loan
89,472	4.500%, 5/29/2020	87,869
	Gray Television, Inc., Term Loan
151,351	3.938%, 6/13/2021	150,783
	Hargray Communications Group, Inc., Term Loan
96,597	5.250%, 6/26/2019	95,993

Principal Amount	Bank Loans (10.6%)[a]	Value
Communications Services (3.4%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$64,545	5.250%, 8/14/2020	$60,705
	Intelsat Jackson Holdings SA, Term Loan
39,444	3.750%, 6/30/2019[b,c]	36,718
	Level 3 Communications, Inc., Term Loan
121,000	4.000%, 8/1/2019	121,126
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
105,000	4.500%, 1/7/2022	100,013
	LTS Buyer, LLC, Term Loan
106,395	4.000%, 4/13/2020	105,066
	MCC Georgia, LLC, Term Loan
68,775	3.750%, 6/30/2021	68,431
	McGraw-Hill Global Education Holdings, LLC, Term Loan
76,578	4.912%, 3/22/2019	76,259
	NEP/NCP Holdco, Inc., Term Loan
89,711	4.250%, 1/22/2020	82,758
	NTelos, Inc., Term Loan
89,451	5.750%, 11/9/2019	88,780
	Numericable US, LLC, Term Loan
74,812	4.563%, 7/29/2022	73,831
	SBA Senior Finance II, LLC, Term Loan
98,250	3.250%, 3/24/2021	97,680
	TNS, Inc., Term Loan
37,786	5.000%, 2/14/2020	37,161
	Univision Communications, Inc., Term Loan
89,428	4.000%, 3/1/2020	88,449
	Virgin Media Investment Holdings, Ltd., Term Loan
46,459	3.500%, 6/30/2023	46,036
	WideOpenWest Finance, LLC, Term Loan
58,347	4.500%, 4/1/2019[b,c]	57,649
	WMG Acquisition Corporation, Term Loan
49,872	0.000%, 7/1/2020[b,c]	49,103
	XO Communications, LLC, Term Loan
98,098	4.250%, 3/20/2021	97,643
	Yankee Cable Acquisition, LLC, Term Loan
80,459	4.250%, 3/1/2020	79,990
	Zayo Group, LLC, Term Loan
78,288	3.750%, 5/6/2021	77,831

	Total	2,553,280

Consumer Cyclical (1.9%)
	Amaya BV, Term Loan
160,382	5.000%, 8/1/2021[b,c]	147,037
	Burlington Coat Factory Warehouse Corporation, Term Loan
87,246	4.250%, 8/13/2021	87,230
	Ceridian HCM Holding, Inc., Term Loan
44,001	4.500%, 9/15/2020	42,351
	Charter Communications Operating, LLC, Term Loan
44,735	3.000%, 1/3/2021	44,519
	Dollar Tree, Inc., Term Loan
43,248	3.500%, 7/6/2022	43,378

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Consumer Cyclical (1.9%) - continued
	FCA US, LLC, Term Loan
$34,539	3.250%, 12/31/2018	$34,474
	Golden Nugget, Inc., Delayed Draw
10,017	5.500%, 11/21/2019	9,961
	Golden Nugget, Inc., Term Loan
23,373	5.500%, 11/21/2019	23,242
	IMG Worldwide, Inc., Term Loan
83,698	5.250%, 5/6/2021	83,541
	J.C. Penney Corporation, Inc., Term Loan
89,282	6.000%, 5/22/2018	89,371
	KAR Auction Services, Inc., Term Loan
100,000	4.250%, 3/9/2023	100,208
	Las Vegas Sands, LLC, Term Loan
19,550	3.250%, 12/19/2020	19,531
	Marina District Finance Company, Inc., Term Loan
35,210	6.500%, 8/15/2018	35,137
	MGM Resorts International, Term Loan
126,859	3.500%, 12/20/2019	126,496
	Michaels Stores, Inc., Term Loan
56,597	4.000%, 1/28/2020	56,587
	Mohegan Tribal Gaming Authority, Term Loan
75,404	5.500%, 6/15/2018	72,813
	Pinnacle Entertainment, Inc., Term Loan
34,053	3.750%, 8/13/2020	33,990
	Scientific Games International, Inc., Term Loan
89,930	6.000%, 10/18/2020	86,951
104,735	0.000%, 10/1/2021[b,c]	101,118
	Seminole Hard Rock Entertainment, Inc., Term Loan
147,348	3.500%, 5/14/2020	145,506
	Seminole Indian Tribe of Florida, Term Loan
50,968	3.000%, 4/29/2020	50,777

	Total	1,434,218

Consumer Non-Cyclical (1.6%)
	Albertson’s, LLC, Term Loan
139,651	5.500%, 3/21/2019	139,573
14,963	5.500%, 12/21/2022	14,970
	Catalina Marketing Corporation, Term Loan
58,950	4.500%, 4/9/2021	50,107
	CHS/Community Health Systems, Inc., Term Loan
12,300	3.741%, 12/31/2018	12,166
11,544	3.750%, 1/27/2021	11,326
21,240	4.000%, 1/27/2021	20,860
	Endo Luxembourg Finance I Co Sarl, Term Loan
99,750	3.750%, 9/26/2022	98,129
	JBS USA, LLC, Term Loan
60,652	3.750%, 5/25/2018	60,387
39,295	3.750%, 9/18/2020	39,000
24,938	4.000%, 10/30/2022	24,782
	Libbey Glass, Inc., Term Loan
121,392	3.750%, 4/9/2021	119,875
	LTF Merger Sub, Inc., Term Loan
74,437	4.250%, 6/10/2022	73,433

Principal Amount	Bank Loans (10.6%)[a]	Value
Consumer Non-Cyclical (1.6%) - continued
	Mallinckrodt International Finance SA, Term Loan
$40,000	0.000%, 3/19/2021[b,c]	$38,967
	Ortho-Clinical Diagnostics, Inc., Term Loan
113,249	4.750%, 6/30/2021	104,755
	Supervalu, Inc., Term Loan
129,024	4.500%, 3/21/2019	125,992
	Valeant Pharmaceuticals International, Inc., Term Loan
270,844	4.000%, 4/1/2022[b,c]	255,384

	Total	1,189,706

Energy (0.4%)
	Arch Coal, Inc., Term Loan
89,682	7.500%, 5/16/2018[d]	31,650
	Aria Energy Operating, LLC, Term Loan
44,186	5.000%, 5/27/2022	38,884
	Energy Solutions, LLC, Term Loan
59,407	6.750%, 5/29/2020[b,c]	54,655
	Exgen Renewables I, LLC, Term Loan
34,406	5.250%, 2/6/2021	34,320
	McJunkin Red Man Corporation, Term Loan
56,294	4.750%, 11/8/2019	53,761
	MEG Energy Corporation, Term Loan
69,047	0.000%, 3/31/2020[b,c]	55,445
	Pacific Drilling SA, Term Loan
67,102	4.500%, 6/3/2018	20,873
	Western Refining, Inc., Term Loan
39,898	0.000%, 11/12/2020[b,c]	38,701

	Total	328,289

Financials (0.7%)
	Delos Finance Sarl, Term Loan
80,000	3.500%, 3/6/2021	80,080
	DJO Finance, LLC, Term Loan
59,700	4.250%, 6/7/2020	58,307
	Harland Clarke Holdings Corporation, Term Loan
80,708	7.000%, 5/22/2018[b,c]	79,195
	MPH Acquisition Holdings, LLC, Term Loan
114,603	3.750%, 3/31/2021	113,400
	TransUnion, LLC, Term Loan
58,800	3.500%, 4/9/2021	58,183
	WaveDivision Holdings, LLC, Term Loan
109,934	4.000%, 10/15/2019	108,834

	Total	497,999

Technology (0.9%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
215,000	4.250%, 2/1/2023[b,c]	213,803
	First Data Corporation, Term Loan
74,270	3.932%, 3/23/2018	74,066
50,000	3.932%, 9/24/2018	49,896
17,623	0.000%, 3/24/2021[b,c]	17,579
	ON Semiconductor Corporation, Term Loan
120,000	0.000%, 3/31/2023[b,c]	120,037

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Technology (0.9%) - continued
	SS&C European Holdings SARL, Term Loan
$41,928	4.007%, 7/8/2022	$41,987
6,078	4.018%, 7/8/2022	6,086
	Western Digital Corporation, Term Loan
160,000	0.000%, 3/16/2023[b,c]	157,950
	Zayo Group, LLC, Term Loan
19,950	4.500%, 5/6/2021	19,995

	Total	701,399

Transportation (0.5%)
	American Airlines, Inc., Term Loan
90,390	3.250%, 6/27/2020	89,874
	Delta Airlines, Inc., Term Loan
99,500	3.250%, 8/24/2022	99,376
	OSG Bulk Ships, Inc., Term Loan
84,883	5.250%, 8/5/2019	76,394
	XPO Logistics, Inc., Term Loan
97,256	5.500%, 11/1/2021[b,c]	97,499

	Total	363,143

Utilities (0.3%)
	Calpine Corporation, Term Loan
54,109	4.000%, 10/31/2020	53,603
88,216	3.500%, 5/27/2022	86,961
	Intergen NV, Term Loan
89,470	5.500%, 6/15/2020	79,852

	Total	220,416

	Total Bank Loans (cost $8,264,717)	7,906,951

Shares	Common Stock (61.7%)	Value
Consumer Discretionary (9.4%)
1,500	Aisan Industry Company, Ltd.	11,790
1,040	Amazon.com, Inc.[e]	617,386
560	Autoliv, Inc.	66,349
760	AutoZone, Inc.[e]	605,484
200	Bayerische Motoren Werke AG	15,967
2,200	Berkeley Group Holdings plc	101,439
4,140	Best Buy Company, Inc.	134,302
1,700	Betsson ABe	26,342
500	Brembo SPA	25,850
1,200	Bridgestone Corporation	44,787
1,400	Bunzl plc	40,609
2,630	Burlington Stores, Inc.[e]	147,911
2,000	Calsonic Kansei Corporation	14,861
2,146	Cedar Fair, LP	127,580
1,500	Cineworld Group plc	11,557
10,898	Comcast Corporation	665,650
900	Compass Group plc	15,866
1,430	Core-Mark Holding Company, Inc.	116,631
400	Daimler AG	30,613
10,000	Debenhams plc	10,790
4,200	Denso Corporation	168,590
5,490	Discovery Communications, Inc.[e]	157,179
5,700	EDION Corporation	43,198
2,100	Eutelsat Communications	67,728
4,660	Ford Motor Company	62,910
1,580	General Motors Company	49,659
6,000	Gunze, Ltd.	16,971
2,900	Hakuhodo Dy Holdings, Inc.	32,833
1,550	Harman International Industries, Inc.	138,012
300	Hennes & Mauritz AB	9,985

Shares	Common Stock (61.7%)	Value
Consumer Discretionary (9.4%) - continued
6,000	Honda Motor Company, Ltd.	$164,047
5,800	Inchcape plc	60,156
900	Intertek Group plc	40,864
2,270	Jarden Corporation[e]	133,816
336	Linamar Corporation	16,167
300	LVMH Moet Hennessy Louis Vuitton SE	51,263
1,600	Marks and Spencer Group plc	9,324
7,064	MDC Partners, Inc.	166,710
9,480	NIKE, Inc.	582,736
2,800	NOK Corporation	47,769
800	Nokian Renkaat Oyj	28,225
100	Paddy Power plc	13,948
2,000	PanaHome Corporation	14,997
5,700	Persimmon plc	170,323
500	ProSiebenSat.1 Media AG	25,667
800	RELX NV	13,948
1,521	Restoration Hardware Holdings, Inc.[e]	63,730
200	Rightmove plc	12,077
1,400	Sekisui House, Ltd.	23,620
1,500	SHOWA Corporation	13,085
2,100	Sports Direct International plc[e]	11,391
600	Stanley Electric Company, Ltd.	13,561
4,000	Star Entertainment Group, Ltd.	17,396
5,164	Starbucks Corporation	308,291
4,500	Sumitomo Forestry Company, Ltd.	51,657
2,300	Sumitomo Rubber Industries, Ltd.	35,538
500	Tamron Company, Ltd.	8,189
2,340	Target Corporation	192,535
4,700	Tatts Group, Ltd.	13,617
900	Tokai Rika Company, Ltd.	16,915
4,670	Toll Brothers, Inc.[e]	137,812
1,700	Toyota Motor Corporation	90,160
5,300	UBM plc	45,665
800	USS Company, Ltd.	12,766
100	Valora Holding AG	24,970
2,000	Wacoal Holdings Corporation	23,867
3,880	Walt Disney Company	385,323
3,800	WH Smith plc	98,986
500	Whitbread plc	28,383
3,400	Wolters Kluwer NV	135,516
3,500	WPP plc	81,464
700	Yokohama Rubber Company, Ltd.	11,507

	Total	6,976,810

Consumer Staples (4.0%)
800	AarhusKarlshamn AB	63,501
4,138	Anheuser-Busch InBev NV ADR	515,843
2,600	Axfood AB	47,981
2,400	British American Tobacco plc	140,342
1,900	Britvic plc	19,364
6,510	Coca-Cola Company	301,999
4,000	Coca-Cola HBC AG	84,825
800	Henkel AG & Company KGaA	78,446
6,100	Imperial Tobacco Group plc	337,739
400	Japan Tobacco, Inc.	16,649
1,600	Jeronimo Martins SGPS SA	26,155
1,700	Kao Corporation	90,647
11,400	Koninklijke Ahold NV	256,059
300	KOSE Corporation	29,165
2,400	Nestle SA	179,090
1,000	Nippon Meat Packers, Inc.	22,011
2,900	Nisshin OilliO Group, Ltd.	11,833
4,850	Philip Morris International, Inc.	475,833
1,000	Suedzucker AG	17,597
500	Sugi Holdings Company, Ltd.	26,380

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (61.7%)	Value
Consumer Staples (4.0%) - continued
3,400	Swedish Match AB	$115,253
3,040	WhiteWave Foods Company[e]	123,546
1,900	Woolworths, Ltd.	32,157

	Total	3,012,415

Energy (4.2%)
71,054	BP plc	355,508
87	Canadian Natural Resources, Ltd.	2,353
3,310	Continental Resources, Inc.[e]	100,492
5,930	EOG Resources, Inc.	430,400
7,290	EQT Corporation	490,325
18,000	Kinder Morgan, Inc.	321,480
3,370	OMV AG	94,624
6,270	Parsley Energy, Inc.[e]	141,702
2,512	Royal Dutch Shell plc	60,875
32	Royal Dutch Shell plc, Class A	773
1,545	Royal Dutch Shell plc, Class B	37,597
12,900	Spectra Energy Corporation	394,740
1,933	Statoil ASA	30,190
2,000	Total SA	91,003
170	Vantage Drilling International[e]	18,700
67,240	Weatherford International plc[e]	523,127

	Total	3,093,889

Financials (18.3%)
500	Acadia Realty Trust	17,565
700	AEON Financial Service Company, Ltd.	16,480
970	Affiliated Managers Group, Inc.[e]	157,528
700	Agree Realty Corporation	26,929
3,582	Alexandria Real Estate Equities, Inc.	325,568
2,900	Allianz SE	470,976
300	American Campus Communities, Inc.	14,127
284	American Farmland Company	1,784
1,400	Apartment Investment & Management Company	58,548
8,250	Apollo Investment Corporation	45,787
600	Apple Hospitality REIT, Inc.	11,886
3,800	Ares Capital Corporation	56,392
8,000	Australia & New Zealand Banking Group, Ltd.	143,411
1,100	AvalonBay Communities, Inc.	209,220
12,800	Bank Hapoalim, Ltd.	66,443
10,400	Bank of East Asia, Ltd.	38,873
4,723	Bank of Nova Scotia	230,813
3,403	Bank of Queensland, Ltd.	31,552
28,000	Bank of Yokohama, Ltd.[f]	126,838
8,400	BinckBank NV	62,529
400	Bluerock Residential Growth REIT, Inc.	4,352
2,126	Boston Properties, Inc.	270,172
5,888	Brixmor Property Group, Inc.	150,851
3,110	Camden Property Trust	261,520
1,527	Canadian Western Bank	28,394
11,200	CapitaMall Trust	17,357
625	Care Capital Properties, Inc.	16,775
17,410	Charles Schwab Corporation	487,828
356	Chesapeake Lodging Trust	9,420
3,000	Chiba Bank, Ltd.	14,942
11,710	Citigroup, Inc.	488,892
3,500	CNP Assurances	54,504
250	CoreSite Realty Corporation	17,503
1,590	Crown Castle International Corporation	137,535
2,000	CubeSmart	66,600
600	CyrusOne, Inc.	27,390

Shares	Common Stock (61.7%)	Value
Financials (18.3%) - continued
800	Daiwa House Industry Company, Ltd.	$22,487
1,200	DDR Corporation	21,348
500	Derwent London plc	22,595
15,700	DEXUS Property Group	95,340
1,018	Digital Realty Trust, Inc.	90,083
7,866	Direct Line Insurance Group plc	41,723
500	Douglas Emmett, Inc.	15,055
13,990	Duke Realty Corporation	315,335
450	DuPont Fabros Technology, Inc.	18,238
400	Education Realty Trust, Inc.	16,640
7,470	Encore Capital Group, Inc.[e]	192,278
456	EPR Properties	30,379
680	Equinix, Inc.	224,883
1,000	Equity Lifestyle Properties, Inc.	72,730
400	Equity One, Inc.	11,464
3,298	Equity Residential	247,449
3,800	Erste Group Bank AGe	106,655
550	Essex Property Trust, Inc.	128,623
750	Extra Space Storage, Inc.	70,095
400	Federal Realty Investment Trust	62,420
300	First Industrial Realty Trust, Inc.	6,822
8,400	FlexiGroup, Ltd.	15,933
10,000	Frasers Centrepoint Trust	14,831
24,000	Fukuoka Financial Group, Inc.	78,179
4,139	General Growth Properties, Inc.	123,052
500	GEO Group, Inc.	17,335
2,800	Great Portland Estates plc	29,231
3,010	H&R Real Estate Investment Trust	48,647
1,400	Hamborner REIT AG	15,156
3,000	Hang Seng Bank, Ltd.	53,082
1,400	Hannover Rueckversicherung SE	162,712
2,700	HCP, Inc.	87,966
1,900	Healthcare Trust of America, Inc.	55,898
14,500	Henderson Group plc	53,636
1,300	Highwoods Properties, Inc.	62,153
1,000	Hospitality Properties Trust	26,560
5,970	Host Hotels & Resorts, Inc.	99,699
400	Hudson Pacific Properties, Inc.	11,568
3,100	Hufvudstaden AB	49,030
23,000	Hysan Development Company, Ltd.	98,019
758	Intact Financial Corporation	53,070
1,540	Intercontinental Exchange, Inc.	362,116
1,650	Invesco Mortgage Capital, Inc.	20,097
15,000	Investec plc	110,032
500	Iron Mountain, Inc.	16,955
600	Kilroy Realty Corporation	37,122
4,200	Kimco Realty Corporation	120,876
267	Lamar Advertising Company	16,420
700	LaSalle Hotel Properties	17,717
300	Liberty Property Trust	10,038
16,000	Link REIT	95,050
9,400	Live Oak Bancshares, Inc.	141,000
1,175	Macerich Company	93,107
2,700	Macquarie Group, Ltd.	136,658
2,100	Medical Properties Trust, Inc.	27,258
7,202	MetLife, Inc.	316,456
800	Mid-America Apartment Communities, Inc.	81,768
48,100	Mizuho Financial Group, Inc.	71,683
200	Muenchener Rueckversicherungs-Gesellschaft AG	40,589
2,600	National Australia Bank, Ltd.	52,205
2,826	National Bank of Canada	92,456
500	National Health Investors, Inc.	33,260
1,800	National Retail Properties, Inc.	83,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (61.7%)	Value
Financials (18.3%) - continued
52,000	New World Development Company, Ltd.	$49,630
850	NorthStar Realty Finance Corporation	11,152
4,200	Old Mutual plc	11,601
1,000	Omega Healthcare Investors, Inc.	35,300
500	Outfront Media, Inc.	10,550
4,064	PacWest Bancorp	150,978
1,200	Parkway Properties, Inc.	18,792
400	Pebblebrook Hotel Trust	11,628
2,050	Physicians Realty Trust	38,089
3,900	Poundland Group plc	8,729
860	Power Corporation of Canada	19,839
6,385	Prologis, Inc.	282,089
1,308	Public Storage, Inc.	360,786
339	QTS Realty Trust, Inc.	16,062
2,400	Raymond James Financial, Inc.	114,264
700	Realty Income Corporation	43,757
800	Regency Centers Corporation	59,880
400	Retail Opportunity Investments Corporation	8,048
1,997	RLJ Lodging Trust	45,691
300	Sampo Oyj	14,209
2,000	Schroders plc	76,889
2,944	Simon Property Group, Inc.	611,439
500	SL Green Realty Corporation	48,440
3,250	Solar Capital, Ltd.	56,160
517	Sovran Self Storage, Inc.	60,980
5,300	Spirit Realty Captial, Inc.	59,625
50,000	Stockland	163,580
1,195	Store Capital Corporation	30,927
15,000	Sumitomo Mitsui Trust Holdings, Inc.	43,912
1,500	Summit Hotel Properties, Inc.	17,955
250	Sun Communities, Inc.	17,902
1,121	Sunstone Hotel Investors, Inc.	15,694
1,500	Swiss Re AG	138,510
13,220	Synchrony Financial[e]	378,885
7,700	T&D Holdings, Inc.	71,926
500	Talanx AG	17,039
1,033	Tanger Factory Outlet Centers, Inc.	37,591
300	Taubman Centers, Inc.	21,369
300	Tokio Marine Holdings, Inc.	10,136
906	Toronto-Dominion Bank	39,107
2,300	UDR, Inc.	88,619
8,900	United Overseas Bank, Ltd.	124,493
1,150	Urban Edge Properties	29,716
2,100	Ventas, Inc.	132,216
1,642	VEREIT, Inc.	14,565
2,480	Vornado Realty Trust	234,186
800	Weingarten Realty Investors	30,016
2,757	Welltower, Inc.	191,170
17,900	Wing Tai Holdings, Ltd.	23,350
500	WP Carey, Inc.	31,120
4,660	XL Group plc	171,488
6,130	Zions Bancorporation	148,407

	Total	13,560,192

Health Care (6.6%)
13,150	Abbott Laboratories	550,065
200	Actelion, Ltd.	29,848
4,370	Akorn, Inc.[e]	102,826
1,290	Allergan plc[e]	345,759
1,870	Amgen, Inc.	280,369
1,500	Astellas Pharmaceutical, Inc.	19,934
100	Bayer AG	11,718
400	CSL, Ltd.	31,085

Shares	Common Stock (61.7%)	Value
Health Care (6.6%) - continued
2,200	Essilor International SA	$271,075
200	Gerresheimer AG	15,648
2,300	Hikma Pharmaceuticals plc	65,312
3,940	Hologic, Inc.[e]	135,930
1,109	ICON plc[e]	83,286
300	Lonza Group AG	50,712
8,340	Medtronic plc	625,500
10,380	Merck & Company, Inc.	549,206
900	Merck KGaA	74,866
6,640	Mylan NV	307,764
4,300	Novartis AG	311,113
3,000	Novo Nordisk AS	162,461
7,952	Pfizer, Inc.	235,697
400	Roche Holding AG-Genusschein	98,216
3,200	Sanofi	257,267
1,120	Teleflex, Inc.	175,851
1,120	Waters Corporation[e]	147,750

	Total	4,939,258

Industrials (6.5%)
900	Adecco SA	58,546
1,300	Aida Engineering, Ltd.	11,294
16,700	Air New Zealand, Ltd.	33,017
800	Airbus Group NV	53,006
1,500	Amada Holdings Company, Ltd.	14,616
400	Andritz AG	21,914
8,000	Asahi Glass Company, Ltd.	43,775
500	Atlas Copco Aktiebolag	12,549
1,100	Babcock International Group plc	14,979
4,400	Central Glass Company, Ltd.	23,873
800	Compagnie de Saint-Gobain	35,139
500	Croda International plc	21,771
2,000	Dai Nippon Printing Company, Ltd.	17,748
1,922	Dart Group plc	18,329
1,200	Deutsche Post AG	33,305
400	DSV AS	16,638
2,910	EMCOR Group, Inc.	141,426
1,360	Equifax, Inc.	155,434
600	FANUC Corporation	92,921
2,000	Ferrovial SA	42,922
3,000	Fuji Electric Company, Ltd.	10,373
1,337	Galliford Try plc	27,509
2,000	Hankyu Hanshin Holdings, Inc.	12,754
3,520	HNI Corporation	137,878
200	Hochtief AG	24,423
4,450	Honeywell International, Inc.	498,623
200	Hoshizaki Electric Company, Ltd.	16,682
5,720	Illinois Tool Works, Inc.	585,957
900	Inaba Denki Sangyo Company, Ltd.	28,311
7,560	Ingersoll-Rand plc	468,796
2,500	Intrum Justitia AB	88,100
11,600	ITOCHU Corporation	142,551
11,430	Jacobs Engineering Group, Inc.[e]	497,777
200	Jungheinrich AG	18,221
1,000	Keisei Electric Railway Company, Ltd.	14,069
4,400	KITZ Corporation	19,028
3,400	KONE Oyj	163,645
1,000	Koninklijke Boskalis Westminster NV	39,193
200	Kuehne & Nagel International AG	28,423
4,700	Macquarie Infrastructure Corporation	316,968
5,500	Masco Corporation	172,975
1,230	Middleby Corporation[e]	131,327
1,700	MIRAIT Holdings Corporation	13,524
2,000	Mitsuboshi Belting, Ltd.	16,093
2,500	MTR Corporation, Ltd.	12,390
1,900	Nikkon Holdings Company, Ltd.	34,388

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (61.7%)	Value
Industrials (6.5%) - continued
3,000	Nippon Express Company, Ltd.	$13,639
3,200	Nitto Kogyo Corporation	50,973
200	Randstad Holding NV	11,062
200	Rieter Holding AG	43,180
593	Saft Groupe SA	17,906
2,600	Sanwa Holdings Corporation	19,342
6,300	SIG plc	13,191
3,000	Toppan Printing Company, Ltd.	25,153
400	Travis Perkins plc	10,478
200	Vestas Wind Systems AS	14,092
1,500	WABCO Holdings, Inc.[e]	160,380
663	WSP Global, Inc.	19,654
600	Yuasa Trading Company, Ltd.	14,095

	Total	4,796,325

Information Technology (8.5%)
540	Alphabet, Inc., Class Ae	411,966
451	Alphabet, Inc., Class Ce	335,972
300	Amadeus IT Holding SA	12,829
4,650	Apple, Inc.	506,803
360	AtoS	29,239
2,470	Autodesk, Inc.[e]	144,026
1,700	Canon, Inc.	50,699
2,260	Check Point Software Technologies, Ltd.[e]	197,682
10,960	Cisco Systems, Inc.	312,031
18,218	EMC Corporation	485,510
4,000	Facebook, Inc.[e]	456,400
8,580	Finisar Corporation[e]	156,499
5,000	FUJIFILM Holdings NPV	197,637
1,400	Hitachi Kokusai Electric, Inc.	16,807
900	Hoya Corporation	34,210
900	IT Holdings Corporation	21,287
800	ITOCHU Techno-Solutions Corporation	15,095
5,070	Juniper Networks, Inc.	129,336
400	Kyocera Corporation	17,612
3,190	MasterCard, Inc.	301,455
10,030	Microsoft Corporation	553,957
1,600	NEC Networks & System Integration Corporation	24,843
800	NS Solutions Corporation	15,692
2,810	Plantronics, Inc.	110,124
7,190	Progress Software Corporation[e]	173,423
4,990	QLIK Technologies, Inc.[e]	144,311
2,430	Salesforce.com, Inc.[e]	179,407
900	SAP SE	72,422
3,700	Shinko Electric Industries Company, Ltd.	20,799
200	TDK Corporation	11,097
680	Ultimate Software Group, Inc.[e]	131,580
200	United Internet AG	10,021
8,050	Visa, Inc.	615,664
8,480	Xilinx, Inc.	402,206

	Total	6,298,641

Materials (1.7%)
100	Air Liquide SA	11,219
550	Ashland, Inc.	60,478
200	Aurubis AG	9,938
12,900	BHP Billiton, Ltd.	166,691
3,800	BillerudKorsnas AB	62,033
4,400	Boral, Ltd.	20,812
1,200	Buzzi Unicem SPA	20,687
93	CCL Industries, Inc.	17,651
1,190	Crown Holdings, Inc.[e]	59,012

Shares	Common Stock (61.7%)	Value
Materials (1.7%) - continued
6,300	Daicel Corporation	$85,878
1,510	Domtar Corporation	61,155
300	Evonik Industries AG	8,972
930	FMC Corporation	37,544
1,300	Hexpol AB	14,424
500	Holmen AB	16,355
800	JFE Holdings, Inc.	10,744
200	LafargeHolcim, Ltd.	9,392
2,000	Mitsubishi Chemical Holdings Corporation	10,442
300	Nippon Shokubai Company, Ltd.	15,282
1,300	Nippon Steel & Sumitomo Metal Corporation	24,923
6,756	Norsk Hydro ASA	27,757
1,200	Novozymes AS	53,888
3,000	Oji Holdings Corporation	12,049
1,070	Packaging Corporation of America	64,628
640	PPG Industries, Inc.	71,354
300	Rio Tinto, Ltd.	9,768
3,010	Steel Dynamics, Inc.	67,755
3,000	Sumitomo Seika Chemicals Company, Ltd.	14,817
2,000	Tosoh Corporation	8,399
400	Umicore	19,856
2,800	UPM-Kymmene Oyj	50,623
3,250	Yara International ASA	122,004

	Total	1,246,530

Telecommunications Services (0.8%)
1,457	BCE, Inc.	66,402
3,400	Elisa Oyj[e]	132,026
3,300	Freenet AG	98,562
44,900	KCOM Group plc	69,324
3,300	Orange SA	57,628
1,200	Proximus SA	40,949
5,300	Telefonica Deutschland Holding AG	28,651
5,740	Zayo Group Holdings, Inc.[e]	139,138

	Total	632,680

Utilities (1.7%)
14,400	Brookfield Infrastructure Partners, LP	606,672
3,500	CLP Holdings, Ltd.	31,680
25,700	Electricidade de Portugal SA	91,247
8,474	MDU Resources Group, Inc.	164,904
2,976	NorthWestern Corporation	183,768
14,200	Redes Energeticas Nacionais SGPS SA	46,491
400	Severn Trent plc	12,461
2,000	Toho Gas Company, Ltd.	14,196
5,600	United Utilities Group plc	74,127
600	Veolia Environnement SA	14,441

	Total	1,239,987

	Total Common Stock (cost $46,041,278)	45,796,727

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Asset-Backed Securities (0.1%)
	Countrywide Asset-Backed Certificates
29,366	5.530%, 4/25/2047	32,702

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Asset-Backed Securities (0.1%) - continued
	Vericrest Opportunity Loan Transferee
$39,178	3.500%, 6/26/2045[g]	$38,709

	Total	71,411

Basic Materials (0.3%)
	Albemarle Corporation
14,000	3.000%, 12/1/2019	14,084
	Anglo American Capital plc
7,000	1.572%, 4/15/2016[g,h]	6,975
	ArcelorMittal SA
45,000	6.500%, 3/1/2021	44,325
	Dow Chemical Company
8,000	8.550%, 5/15/2019	9,516
	First Quantum Minerals, Ltd.
60,000	7.000%, 2/15/2021[g]	40,200
	Freeport-McMoRan, Inc.
7,000	2.300%, 11/14/2017	6,457
	Glencore Funding, LLC
10,000	1.680%, 4/16/2018[g,h]	9,000
	LyondellBasell Industries NV
8,000	5.000%, 4/15/2019	8,547
	NOVA Chemicals Corporation
35,516	5.250%, 8/1/2023[g]	34,717
	Sappi Papier Holding GmbH
35,000	6.625%, 4/15/2021[g]	36,196

	Total	210,017

Capital Goods (0.8%)
	AECOM
55,000	5.875%, 10/15/2024	56,650
	Berry Plastics Corporation
35,000	6.000%, 10/15/2022[g]	36,684
	Building Materials Corporation of America
55,000	6.000%, 10/15/2025[g]	58,162
	Cemex SAB de CV
60,000	5.700%, 1/11/2025[g]	55,620
	CNH Industrial Capital, LLC
65,000	4.375%, 11/6/2020	63,863
	Crown Americas Capital Corporation IV
45,000	4.500%, 1/15/2023	45,900
	General Electric Company
16,000	5.000%, 12/29/2049[i]	16,480
	Huntington Ingalls Industries, Inc.
60,000	5.000%, 12/15/2021[g]	63,000
	L-3 Communications Corporation
10,000	1.500%, 5/28/2017	9,966
	Lockheed Martin Corporation
10,000	2.500%, 11/23/2020	10,243
	Martin Marietta Materials, Inc.
12,000	1.729%, 6/30/2017[h]	11,890
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	10,272
	Nortek, Inc.
23,677	8.500%, 4/15/2021	24,565
	Owens-Brockway Glass Container, Inc.
60,000	5.000%, 1/15/2022[g]	61,355
	Roper Industries, Inc.
9,000	2.050%, 10/1/2018	9,086

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Capital Goods (0.8%) - continued
	United Rentals North America, Inc.
$60,000	5.500%, 7/15/2025	$59,687

	Total	593,423

Collateralized Mortgage Obligations (2.5%)
	Alternative Loan Trust
118,699	5.500%, 10/25/2035	106,750
	Angel Oak Mortgage Trust
43,517	4.500%, 11/25/2045*,j	43,770
	Banc of America Alternative Loan Trust
58,568	6.000%, 11/25/2035	51,096
	CHL Mortgage Pass-Through Trust
80,205	2.778%, 1/25/2036	75,164
	Citigroup Mortgage Loan Trust, Inc.
23,509	3.038%, 3/25/2037	18,354
	CitiMortgage Alternative Loan Trust
87,247	5.750%, 4/25/2037	73,407
	Countrywide Alternative Loan Trust
75,742	6.500%, 8/25/2036	55,328
	Countrywide Home Loan Mortgage Pass Through Trust
132,934	2.728%, 11/25/2035	112,005
	Credit Suisse First Boston Mortgage Securities Corporation
52,460	5.250%, 10/25/2035	51,022
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
55,857	5.500%, 11/25/2035	53,088
	HomeBanc Mortgage Trust
43,682	2.337%, 4/25/2037	32,621
	J.P. Morgan Alternative Loan Trust
136,457	6.500%, 3/25/2036	111,463
	J.P. Morgan Mortgage Trust
76,121	2.433%, 6/25/2035	75,295
74,500	2.810%, 6/25/2035	74,743
61,565	2.862%, 8/25/2035	60,721
83,277	2.781%, 1/25/2037	73,241
	MortgageIT Trust
69,989	0.693%, 12/25/2035[h]	62,266
	New York Mortgage Trust
72,602	3.181%, 5/25/2036	64,771
	Residential Accredit Loans, Inc. Trust
70,544	5.750%, 9/25/2035	62,617
	Residential Funding Mortgage Security I Trust
60,726	5.750%, 2/25/2036	56,509
78,814	6.000%, 7/25/2037	70,829
	Sequoia Mortgage Trust
42,360	2.919%, 9/20/2046	33,776
	Structured Adjustable Rate Mortgage Loan Trust
88,047	3.007%, 9/25/2035	72,402
	Structured Asset Mortgage Investments, Inc.
134,500	0.743%, 12/25/2035[h]	94,807
	WaMu Mortgage Pass Through Certificates
125,438	1.091%, 1/25/2047[h]	95,610
	Wells Fargo Mortgage Backed Securities Trust
61,522	2.837%, 3/25/2036	60,634
59,966	2.815%, 7/25/2036	58,344

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Collateralized Mortgage Obligations (2.5%) - continued
$50,399	6.000%, 7/25/2037	$49,663

	Total	1,850,296

Communications Services (1.1%)
	AMC Networks, Inc.
65,000	5.000%, 4/1/2024	65,244
	America Movil SAB de CV
8,000	5.000%, 10/16/2019	8,781
	American Tower Corporation
10,000	2.800%, 6/1/2020	10,051
	AT&T, Inc.
8,000	5.875%, 10/1/2019	9,042
10,000	1.559%, 6/30/2020[h]	9,898
10,000	2.800%, 2/17/2021	10,253
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[g]	14,145
	CC Holdings GS V, LLC
10,000	2.381%, 12/15/2017	10,085
	CCO Safari II, LLC
5,000	3.579%, 7/23/2020[g]	5,109
5,000	4.464%, 7/23/2022[g]	5,226
	CCOH Safari, LLC
60,000	5.750%, 2/15/2026[g]	62,100
	CenturyLink, Inc.
30,000	6.450%, 6/15/2021	30,394
10,000	7.500%, 4/1/2024[c]	10,025
	Clear Channel Worldwide Holdings, Inc.
40,000	6.500%, 11/15/2022	39,800
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[g]	53,250
	Digicel, Ltd.
53,677	6.000%, 4/15/2021*	48,041
	FairPoint Communications, Inc.
60,000	8.750%, 8/15/2019[g]	56,850
	Frontier Communications Corporation
55,000	8.875%, 9/15/2020[g]	57,131
	Hughes Satellite Systems Corporation
27,000	6.500%, 6/15/2019	29,734
	Numericable-SFR
50,000	6.000%, 5/15/2022[g]	48,750
	SBA Tower Trust
12,000	5.101%, 4/17/2017[g]	12,117
	Sprint Corporation
60,000	7.625%, 2/15/2025	44,550
	Telefonica Emisiones SAU
9,000	3.192%, 4/27/2018	9,233
	T-Mobile USA, Inc.
25,000	6.633%, 4/28/2021	26,125
	Univision Communications, Inc.
40,000	5.125%, 5/15/2023[g]	39,800
	UPCB Finance V, Ltd.
36,000	7.250%, 11/15/2021[g]	38,070
	Verizon Communications, Inc.
27,000	2.625%, 2/21/2020	27,781
12,000	4.500%, 9/15/2020	13,248

	Total	794,833

Consumer Cyclical (1.1%)
	AMC Entertainment, Inc.
24,000	5.875%, 2/15/2022	24,660

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Consumer Cyclical (1.1%) - continued
	Brookfield Residential Properties, Inc.
$25,000	6.125%, 7/1/2022[g]	$22,125
	Cinemark USA, Inc.
28,000	4.875%, 6/1/2023	28,237
	Corrections Corporation of America
40,000	5.000%, 10/15/2022	41,700
	CVS Health Corporation
60,000	4.750%, 12/1/2022[g]	67,328
	Daimler Finance North America, LLC
7,000	1.875%, 1/11/2018[g]	7,036
	eBay, Inc.
10,000	2.500%, 3/9/2018	10,162
	ERAC USA Finance, LLC
12,000	2.350%, 10/15/2019[g]	12,021
	Ford Motor Credit Company, LLC
13,000	5.000%, 5/15/2018	13,727
14,000	2.597%, 11/4/2019	14,051
	General Motors Financial Company, Inc.
38,677	3.250%, 5/15/2018	39,321
21,000	4.375%, 9/25/2021	21,704
	GLP Capital, LP
50,000	4.875%, 11/1/2020	52,000
	Hilton Worldwide Finance, LLC
45,000	5.625%, 10/15/2021	46,629
	Home Depot, Inc.
5,000	1.004%, 9/15/2017[h]	5,018
10,000	2.625%, 6/1/2022	10,344
	Hyundai Capital America
9,000	1.450%, 2/6/2017[g]	8,990
	Jaguar Land Rover Automotive plc
20,000	4.250%, 11/15/2019[g]	20,525
30,000	5.625%, 2/1/2023[g]	30,825
	KB Home
22,000	4.750%, 5/15/2019	21,917
	L Brands, Inc.
30,000	6.625%, 4/1/2021	33,747
	Lennar Corporation
60,000	4.750%, 11/15/2022	60,150
	Macy’s Retail Holdings, Inc.
10,000	7.450%, 7/15/2017	10,709
	MGM Resorts International
60,000	6.000%, 3/15/2023	62,100
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,313
	Royal Caribbean Cruises, Ltd.
48,677	5.250%, 11/15/2022	51,354
	Six Flags Entertainment Corporation
40,000	5.250%, 1/15/2021[g]	41,100
	Toll Brothers Finance Corporation
16,000	4.000%, 12/31/2018	16,560
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,248
	West Corporation
50,000	5.375%, 7/15/2022[g]	45,865

	Total	840,466

Consumer Non-Cyclical (1.1%)
	Actavis Funding SCS
7,000	1.887%, 3/12/2020[h]	6,975
	Amgen, Inc.
10,000	2.125%, 5/1/2020	10,123
	Anheuser-Busch Inbev Finance, Inc.
15,000	1.879%, 2/1/2021[h]	15,265

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Consumer Non-Cyclical (1.1%) - continued
	B&G Foods, Inc.
$45,000	4.625%, 6/1/2021	$45,563
	BAT International Finance plc
10,000	1.144%, 6/15/2018[g,h]	9,931
	Becton, Dickinson and Company
10,000	1.450%, 5/15/2017	10,016
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,644
	Bunge Limited Finance Corporation
10,000	3.500%, 11/24/2020	10,148
	Cardinal Health, Inc.
10,000	1.950%, 6/15/2018	10,047
	Celgene Corporation
10,000	3.550%, 8/15/2022	10,485
	Centene Escrow Corporation
60,000	5.625%, 2/15/2021[g]	62,550
	CHS/Community Health Systems, Inc.
60,000	7.125%, 7/15/2020	56,700
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022	55,825
	CVS Health Corporation
8,000	2.250%, 12/5/2018	8,194
	EMD Finance, LLC
6,000	0.992%, 3/17/2017[g,h]	5,979
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[g]	50,750
	Express Scripts Holding Company
10,000	3.900%, 2/15/2022	10,426
	Forest Laboratories, Inc.
12,000	4.375%, 2/1/2019[g]	12,732
	Fresenius Medical Care US Finance, Inc.
23,677	5.750%, 2/15/2021[g]	25,630
	Gilead Sciences, Inc.
10,000	3.250%, 9/1/2022	10,567
	Grifols Worldwide Operations, Ltd.
40,000	5.250%, 4/1/2022	41,100
	HCA, Inc.
23,677	4.750%, 5/1/2023	24,091
	JBS USA, LLC
60,000	5.750%, 6/15/2025[g]	52,500
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,021
	Mead Johnson Nutrition Company
10,000	3.000%, 11/15/2020	10,276
	Merck & Company, Inc.
5,000	0.996%, 2/10/2020[h]	4,975
	Mondelez International, Inc.
6,000	2.250%, 2/1/2019	6,126
	Mylan NV
5,000	3.750%, 12/15/2020[g]	5,116
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024[g]	52,335
	Revlon Consumer Products Corporation
23,677	5.750%, 2/15/2021	24,328
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,275
	SABMiller plc
9,000	6.500%, 7/15/2018[g]	9,870
	Safeway, Inc.
3,000	3.400%, 12/1/2016	3,000

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Spectrum Brands Escrow Corporation
$30,000	6.375%, 11/15/2020	$31,590
	Tenet Healthcare Corporation
45,000	8.125%, 4/1/2022	46,294
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	40,900
	Valeant Pharmaceuticals International
23,677	7.250%, 7/15/2022[g]	18,942
	Zoetis, Inc.
10,000	3.450%, 11/13/2020	10,273

	Total	826,562

Energy (0.6%)
	Anadarko Petroleum Corporation
9,000	8.700%, 3/15/2019	10,056
	Antero Resources Corporation
40,000	5.125%, 12/1/2022	36,300
	Boardwalk Pipelines, Ltd.
11,000	5.875%, 11/15/2016	11,026
	Buckeye Partners, LP
13,000	2.650%, 11/15/2018	12,908
	Chevron Corporation
10,000	1.128%, 11/16/2018[h]	9,945
	Concho Resources, Inc.
58,677	6.500%, 1/15/2022	58,530
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023[g]	29,600
	Enbridge, Inc.
6,000	1.083%, 6/2/2017[h]	5,751
	EQT Corporation
8,000	8.125%, 6/1/2019	8,621
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	10,132
	Marathon Petroleum Corporation
10,000	3.400%, 12/15/2020	9,836
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[g]	17,700
	Occidental Petroleum Corporation
10,000	2.600%, 4/15/2022[c]	10,084
	Pacific Drilling V, Ltd.
40,000	7.250%, 12/1/2017[g]	14,700
	Petrobras International Finance Company
40,000	5.750%, 1/20/2020	34,750
	Petroleos Mexicanos
20,000	5.500%, 2/4/2019[g]	20,950
20,000	6.875%, 8/4/2026[g]	21,650
	Pioneer Natural Resources Company
3,000	3.450%, 1/15/2021	2,984
	Regency Energy Partners, LP
45,000	5.000%, 10/1/2022	42,290
	Sabine Pass Liquefaction, LLC
60,000	5.625%, 3/1/2025	57,225
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[g]	10,138
	Shell International Finance BV
10,000	1.071%, 5/11/2020[h]	9,710
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	9,820

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Energy (0.6%) - continued
	Transcontinental Gas Pipe Line Company, LLC
$10,000	7.850%, 2/1/2026[g]	$11,437

	Total	466,143

Financials (1.9%)
	Abbey National Treasury Services plc
14,000	1.040%, 9/29/2017[h]	13,919
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	10,319
	Air Lease Corporation
14,000	2.125%, 1/15/2018	13,860
5,000	2.625%, 9/4/2018	4,968
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	40,600
	American Express Credit Corporation
5,000	1.682%, 9/14/2020[h]	4,972
	Aviation Capital Group Corporation
6,000	3.875%, 9/27/2016[g]	6,030
	Bank of America Corporation
14,000	5.700%, 5/2/2017	14,559
14,000	1.700%, 8/25/2017	14,019
24,000	1.694%, 3/22/2018[h]	24,042
20,000	5.650%, 5/1/2018	21,469
12,000	8.000%, 12/29/2049[i]	11,745
	BB&T Corporation
13,000	2.050%, 6/19/2018	13,153
	Bear Stearns Companies, LLC
15,000	6.400%, 10/2/2017	16,047
	BNP Paribas SA
9,000	2.375%, 9/14/2017	9,111
	Caisse Centrale Desjardins du Quebec
7,000	1.283%, 1/29/2018[g,h]	6,978
	CIT Group, Inc.
25,000	3.875%, 2/19/2019	24,938
	Citigroup, Inc.
21,000	1.850%, 11/24/2017	21,047
	Credit Agricole SA
8,000	1.605%, 6/10/2020[g,h]	7,897
	CyrusOne, LP
23,677	6.375%, 11/15/2022	24,565
	Discover Bank
3,000	8.700%, 11/18/2019	3,494
	Discover Financial Services
6,000	6.450%, 6/12/2017	6,289
	Duke Realty, LP
14,000	8.250%, 8/15/2019	16,563
	Fifth Third Bancorp
16,000	5.450%, 1/15/2017	16,391
	Goldman Sachs Group, Inc.
6,000	2.625%, 1/31/2019	6,119
9,000	7.500%, 2/15/2019	10,367
5,000	1.779%, 4/23/2020[h]	4,969
10,000	2.236%, 11/29/2023[h]	9,970
	Goldman Sachs Group, Inc. Convertible
375,000	0.500%, 9/24/2022	386,993
	Hartford Financial Services Group, Inc.
14,000	6.000%, 1/15/2019	15,420
	HCP, Inc.
9,000	3.750%, 2/1/2019	9,287
	Health Care REIT, Inc.
8,000	4.700%, 9/15/2017	8,314

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Financials (1.9%) - continued
	Hospitality Properties Trust
$10,000	4.250%, 2/15/2021	$10,147
	HSBC Holdings plc
7,000	6.375%, 12/29/2049[i]	6,615
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,160
	Hutchison Whampoa Finance CI, Ltd.
15,000	1.625%, 10/31/2017[g]	14,994
	Icahn Enterprises, LP
50,000	6.000%, 8/1/2020	48,625
	ING Capital Funding Trust III
8,000	4.231%, 12/29/2049[h,i]	7,780
	International Lease Finance Corporation
8,000	2.584%, 6/15/2016[h]	8,007
25,000	5.875%, 4/1/2019	26,406
	Intesa Sanpaolo SPA
3,000	3.875%, 1/16/2018	3,070
12,000	3.875%, 1/15/2019	12,347
	J.P. Morgan Chase & Company
6,000	6.300%, 4/23/2019	6,786
5,000	2.250%, 1/23/2020	5,040
12,000	7.900%, 4/29/2049[i]	12,000
	KeyCorp
9,000	2.300%, 12/13/2018	9,054
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[g]	3,253
	Lloyds Bank plc
7,000	1.160%, 3/16/2018[h]	6,949
	Macquarie Bank, Ltd.
10,000	1.802%, 1/15/2019[g,h]	10,019
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,060
	Mizuho Corporate Bank, Ltd.
11,000	1.550%, 10/17/2017[g]	10,977
	Morgan Stanley
12,000	6.625%, 4/1/2018	13,110
5,000	1.761%, 1/27/2020[h]	4,967
8,000	4.875%, 11/1/2022	8,668
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	40,200
	Murray Street Investment Trust I
18,000	4.647%, 3/9/2017	18,506
	National City Corporation
6,000	6.875%, 5/15/2019	6,754
	New York Life Global Funding
10,000	1.550%, 11/2/2018[g]	10,023
	Nomura Holdings, Inc.
6,000	2.750%, 3/19/2019	6,088
	Quicken Loans, Inc.
60,000	5.750%, 5/1/2025[g]	58,200
	Realty Income Corporation
10,000	2.000%, 1/31/2018	10,038
	Regions Bank
5,000	7.500%, 5/15/2018	5,510
	Regions Financial Corporation
10,000	3.200%, 2/8/2021	10,083
	Reinsurance Group of America, Inc.
12,000	5.625%, 3/15/2017	12,447
	Royal Bank of Scotland Group plc
7,000	1.569%, 3/31/2017[h]	6,990
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	10,183
15,000	2.500%, 7/15/2021	15,328

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Financials (1.9%) - continued
	Societe Generale SA
$9,000	5.750%, 4/20/2016[g]	$9,015
	State Street Corporation
10,000	1.518%, 8/18/2020[h]	9,955
	Sumitomo Mitsui Banking Corporation
18,000	1.300%, 1/10/2017	18,013
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,146
	Synchrony Financial
18,000	1.875%, 8/15/2017	17,944
5,000	1.849%, 2/3/2020[h]	4,833
	Toronto-Dominion Bank
10,000	1.461%, 1/22/2019[h]	10,004
10,000	1.562%, 12/14/2020[h]	10,029
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,638
	USB Realty Corporation
5,000	1.769%, 12/29/2049[g,h,i]	3,987
	Voya Financial, Inc.
9,000	2.900%, 2/15/2018	9,139
	Wells Fargo & Company
7,000	1.298%, 1/30/2020[h]	6,934

	Total	1,382,435

Foreign Government (3.9%)
	Brazil Government International Bond
60,000	5.875%, 1/15/2019	64,800
70,000	4.875%, 1/22/2021	70,700
100,000	2.625%, 1/5/2023	85,750
64,000	5.000%, 1/27/2045	51,200
	Colombia Government International Bond
40,000	2.625%, 3/15/2023	37,200
40,000	4.000%, 2/26/2024	40,200
85,000	5.000%, 6/15/2045	79,050
	Croatia Government International Bond
18,000	6.750%, 11/5/2019[g]	19,748
55,000	6.625%, 7/14/2020[g]	60,418
	Hungary Government International Bond
34,000	4.000%, 3/25/2019	35,275
68,000	5.750%, 11/22/2023	77,452
70,000	5.375%, 3/25/2024	78,395
	Indonesia Government International Bond
60,000	4.875%, 5/5/2021[g]	64,602
65,000	3.375%, 4/15/2023[g]	63,501
60,000	5.875%, 1/15/2024[g]	67,380
60,000	4.125%, 1/15/2025[g]	60,272
115,000	5.125%, 1/15/2045[g]	114,380
	Mexico Government International Bond
50,000	3.625%, 3/15/2022	51,625
64,000	4.000%, 10/2/2023	67,040
40,000	3.600%, 1/30/2025	40,800
20,000	6.050%, 1/11/2040	23,450
50,000	4.750%, 3/8/2044	49,875
40,000	5.550%, 1/21/2045	44,300
70,000	4.600%, 1/23/2046	68,250
	Panama Government International Bond
32,000	4.000%, 9/22/2024	33,600

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Foreign Government (3.9%) - continued
$37,000	3.750%, 3/16/2025	$38,018
20,000	6.700%, 1/26/2036	25,500
	Peru Government International Bond
120,000	4.125%, 8/25/2027	125,700
	Philippines Government International Bond
40,000	7.750%, 1/14/2031	60,819
50,000	6.375%, 10/23/2034	70,593
20,000	5.000%, 1/13/2037	25,127
40,000	3.950%, 1/20/2040	43,889
	Romania Government International Bond
42,000	4.375%, 8/22/2023[g]	44,655
20,000	4.875%, 1/22/2024[g]	22,034
	Russia Government International Bond
40,000	3.500%, 1/16/2019[g]	40,207
200,000	5.000%, 4/29/2020[g]	209,980
80,000	4.875%, 9/16/2023[g]	83,550
56,500	7.500%, 3/31/2030[g]	68,962
60,000	5.625%, 4/4/2042[g]	60,653
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	52,942
10,000	5.375%, 7/24/2044	9,882
	Turkey Government International Bond
60,000	7.500%, 11/7/2019	68,416
125,000	7.000%, 6/5/2020	141,480
80,000	5.125%, 3/25/2022	84,095
40,000	6.250%, 9/26/2022	44,480
20,000	5.750%, 3/22/2024	21,692
67,000	4.250%, 4/14/2026	65,229
20,000	4.875%, 4/16/2043	18,555

	Total	2,875,721

Mortgage-Backed Securities (2.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
250,000	3.000%, 4/1/2031[c]	261,347
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
150,000	4.000%, 4/1/2046[c]	160,090
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
780,000	3.500%, 4/1/2046[c]	817,812
475,000	4.000%, 4/1/2046[c]	507,508
250,000	4.500%, 4/1/2046[c]	272,031

	Total	2,018,788

Technology (0.5%)
	Alliance Data Systems Corporation
25,000	5.375%, 8/1/2022[g]	23,438
	Apple, Inc.
10,000	0.917%, 5/6/2020[h]	9,834
	Automatic Data Processing, Inc.
5,000	2.250%, 9/15/2020	5,146
	Cisco Systems, Inc.
10,000	1.135%, 3/1/2019[h]	9,997
	Denali Borrower, LLC
46,000	5.625%, 10/15/2020[g]	48,524

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Technology (0.5%) - continued
	Equinix, Inc.
$40,000	5.750%, 1/1/2025	$42,000
	Fidelity National Information Services, Inc.
12,000	1.450%, 6/5/2017	11,908
10,000	3.625%, 10/15/2020	10,335
	First Data Corporation
40,000	5.375%, 8/15/2023[g]	41,000
	Freescale Semiconductor, Inc.
30,000	6.000%, 1/15/2022[g]	31,800
	Hewlett Packard Enterprise Company
10,000	3.600%, 10/15/2020[g]	10,398
	IMS Health, Inc.
27,000	6.000%, 11/1/2020[g]	27,743
	Intel Corporation
10,000	3.100%, 7/29/2022	10,572
	Iron Mountain, Inc.
23,677	6.000%, 8/15/2023	24,861
	Oracle Corporation
10,000	2.500%, 5/15/2022	10,202
	Sensata Technologies BV
60,000	4.875%, 10/15/2023[g]	60,300
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	10,056
	Tyco Electronics Group SA
13,000	6.550%, 10/1/2017	13,890

	Total	402,004

Transportation (0.2%)
	Air Canada Pass Through Trust
4,850	3.875%, 3/15/2023[g]	4,699
	American Airlines Pass Through Trust
5,041	4.950%, 1/15/2023	5,393
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[g]	47,344
	Continental Airlines, Inc.
17,678	6.250%, 4/11/2020	18,473
	Delta Air Lines, Inc.
6,988	4.950%, 5/23/2019	7,355
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	10,194
	Korea Expressway Corporation
10,000	1.625%, 4/28/2017[g]	10,015
	United Airlines 2015-1 Class A Pass Through Trust
10,000	3.700%, 12/1/2022	10,050

	Total	113,523

U.S. Government and Agencies (0.2%)
	U.S. Treasury Bonds
90,000	1.625%, 2/15/2026	88,692
	U.S. Treasury Notes
60,000	2.125%, 6/30/2022	62,332

	Total	151,024

Utilities (0.5%)
	AES Corporation
23,677	7.375%, 7/1/2021	26,518
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,140
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	5,058
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,265

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Utilities (0.5%) - continued
	Calpine Corporation
$45,000	5.375%, 1/15/2023	$43,622
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,108
	Dynegy Finance I, Inc.
60,000	7.375%, 11/1/2022	55,500
	EDP Finance BV
14,000	4.125%, 1/15/2020[g]	14,020
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,344
	Energy Transfer Equity, LP
60,000	5.500%, 6/1/2027	48,150
	Eversource Energy
5,000	1.600%, 1/15/2018	4,975
	Exelon Generation Company, LLC
6,000	5.200%, 10/1/2019	6,534
5,000	2.950%, 1/15/2020	5,032
	MPLX LP
60,000	4.875%, 12/1/2024[g]	55,394
	NextEra Energy Capital Holdings, Inc.
10,000	2.300%, 4/1/2019	10,058
	NiSource Finance Corporation
5,000	6.400%, 3/15/2018	5,422
	NRG Energy, Inc.
23,677	6.625%, 3/15/2023	22,086
	Pacific Gas & Electric Company
8,000	5.625%, 11/30/2017	8,516
	PG&E Corporation
6,000	2.400%, 3/1/2019	6,080
	Sempra Energy
14,000	6.150%, 6/15/2018	15,171
5,000	2.400%, 3/15/2020	5,018
	Southern California Edison Company
5,000	2.400%, 2/1/2022	5,048
	Xcel Energy, Inc.
10,000	1.200%, 6/1/2017	9,978

	Total	398,037

	Total Long-Term Fixed Income (cost $13,017,578)	12,994,683

Shares	Registered Investment Companies (6.2%)	Value
Equity Funds/ETFs (4.2%)
2,300	BlackRock Resources & Commodities Strategy Trust	16,583
1,025	Guggenheim Multi-Asset Income ETF	18,952
4,775	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	46,174
3,150	iShares MSCI EAFE Index Fund	179,960
11,514	iShares S&P U.S. Preferred Stock Index Fund	449,391
14,890	Materials Select Sector SPDR Fund	667,221
2,075	NFJ Dividend Interest & Premium Strategy Fund	25,440
34,200	SPDR S&P Oil & Gas Exploration & Production ETF	1,037,970
13,410	Utilities Select Sector SPDR Fund	665,404

	Total	3,107,095

Fixed Income Funds/ETFs (2.0%)
10,797	Aberdeen Asia-Pacific Income Fund, Inc.	53,985
3,250	Doubleline Income Solutions Fund	54,633

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Registered Investment Companies (6.2%)	Value
Fixed Income Funds/ETFs (2.0%) - continued
1,625	First Trust High Income Long/Short Fund	$23,757
10,029	MFS Intermediate Income Trust	46,234
4,227	PIMCO Dynamic Credit Income Fund	73,719
17,948	PowerShares Preferred Portfolio	267,784
8,300	SPDR Barclays High Yield Bond ETF	284,275
8,317	Templeton Global Income Fund	54,227
6,545	Vanguard Short-Term Corporate Bond ETF	523,796
3,796	Western Asset Emerging Markets Debt Fund, Inc.	55,118
5,878	Western Asset High Income Opportunity Fund, Inc.	27,568

	Total	1,465,096

	Total Registered Investment Companies (cost $4,894,182)	4,572,191

Shares or Principal Amount	Short-Term Investments (7.6%)[k]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
100,000	0.400%, 7/25/2016[l]	99,872
	Federal National Mortgage Association Discount Notes
100,000	0.320%, 4/13/2016[l]	99,989
	Thrivent Cash Management Trust
5,311,499	0.290%	5,311,499
	U.S. Treasury Bills
100,000	0.345%, 6/23/2016[m]	99,921

	Total Short-Term Investments (at amortized cost)	5,611,281

	Total Investments (cost $77,829,036) 103.6%	$76,881,833

	Other Assets and Liabilities, Net (3.6%)	(2,652,967)

	Total Net Assets 100.0%	$74,228,866

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	In bankruptcy. Interest is not being accrued.
e	Non-income producing security.
f	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2016, the value of these investments was $3,017,881 or 4.1% of total net assets.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Growth and Income Plus Fund as of March 31, 2016 was $91,811 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	3/4/2016	$43,082
Digicel, Ltd., 4/15/2021	8/19/2013	54,279

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,115,195
Gross unrealized depreciation	(4,062,398)

Net unrealized appreciation (depreciation)	($947,203)

Cost for federal income tax purposes	$77,829,036

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Growth and Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	346,044	–	346,044	–
Capital Goods	272,457	–	272,457	–
Communications Services	2,553,280	–	2,289,822	263,458
Consumer Cyclical	1,434,218	–	1,434,218	–
Consumer Non-Cyclical	1,189,706	–	1,189,706	–
Energy	328,289	–	161,729	166,560
Financials	497,999	–	497,999	–
Technology	701,399	–	683,820	17,579
Transportation	363,143	–	286,749	76,394
Utilities	220,416	–	220,416	–
Common Stock
Consumer Discretionary	6,976,810	4,860,006	2,116,804	–
Consumer Staples	3,012,415	1,417,221	1,595,194	–
Energy	3,093,889	2,420,966	672,923	–
Financials	13,560,192	9,885,131	3,548,223	126,838
Health Care	4,939,258	3,540,003	1,399,255	–
Industrials	4,796,325	3,267,541	1,528,784	–
Information Technology	6,298,641	5,748,352	550,289	–
Materials	1,246,530	421,926	824,604	–
Telecommunications Services	632,680	139,138	493,542	–
Utilities	1,239,987	955,344	284,643	–
Long-Term Fixed Income
Asset-Backed Securities	71,411	–	71,411	–
Basic Materials	210,017	–	210,017	–
Capital Goods	593,423	–	593,423	–
Collateralized Mortgage Obligations	1,850,296	–	1,850,296	–
Communications Services	794,833	–	794,833	–
Consumer Cyclical	840,466	–	840,466	–
Consumer Non-Cyclical	826,562	–	826,562	–
Energy	466,143	–	466,143	–
Financials	1,382,435	–	995,442	386,993
Foreign Government	2,875,721	–	2,875,721	–
Mortgage-Backed Securities	2,018,788	–	2,018,788	–
Technology	402,004	–	402,004	–
Transportation	113,523	–	113,523	–
U.S. Government and Agencies	151,024	–	151,024	–
Utilities	398,037	–	398,037	–
Registered Investment Companies
Equity Funds/ETFs	3,107,095	3,107,095	–	–
Fixed Income Funds/ETFs	1,465,096	1,465,096	–	–
Short-Term Investments	299,782	–	299,782	–
Subtotal Investments in Securities	$71,570,334	$37,227,819	$33,304,693	$1,037,822

Other Investments*	Total
Short-Term Investments	5,311,499
Subtotal Other Investments	$5,311,499

Total Investments at Value	$76,881,833

*	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	31,606	31,606	–	–
Total Asset Derivatives	$31,606	$31,606	$–	$ –

Liability Derivatives
Futures Contracts	1,622	1,622	–	–
Total Liability Derivatives	$1,622	$1,622	$–	$ –

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Growth and Income Plus Fund’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $199,862 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 2-Yr. U.S. Treasury Note	(7)	June 2016	($1,530,791)	($1,531,250)	($459)
CBOT 5-Yr. U.S. Treasury Note	5	June 2016	604,742	605,821	1,079
CME E-mini S&P 500 Index	9	June 2016	892,648	923,175	30,527
CME Ultra Long Term U.S. Treasury Bond	2	June 2016	346,225	345,062	(1,163)
Total Futures Contracts					$29,984

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Fund, is as follows:

Fund	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust- Short Term Investment	$4,226,851	$6,341,538	$5,256,890	5,311,499	$5,311,499	$2,826
Total Value and Income Earned	$4,226,851				$5,311,499	$2,826

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (13.4%)[a]	Value
Basic Materials (0.6%)
	Alpha Natural Resources, Inc., Term Loan
$1,149,422	3.500%, 5/22/2020[b]	$351,528
	Fortescue Metals Group, Ltd., Term Loan
1,818,601	4.250%, 6/30/2019[c,d]	1,531,662
	Ineos US Finance, LLC, Term Loan
1,534,794	3.750%, 12/15/2020	1,507,935
	NewPage Corporation, Delayed Draw
269,500	11.000%, 7/26/2017	227,727
	NewPage Corporation, Term Loan
269,500	10.136%, 7/26/2017	227,728
1,339,250	0.000%, 2/11/2021[b]	195,865
	Tronox Pigments BV, Term Loan
435,779	4.500%, 3/19/2020	402,224

	Total	4,444,669

Capital Goods (0.4%)
	Accudyne Industries, LLC, Term Loan
689,075	4.000%, 12/13/2019[c,d]	599,495
	ADS Waste Holdings, Inc., Term Loan
842,750	3.750%, 10/9/2019	835,022
	Berry Plastics Group, Inc., Term Loan
873,000	3.500%, 2/8/2020	868,635
	Rexnord, LLC, Term Loan
593,229	4.000%, 8/21/2020	583,494

	Total	2,886,646

Communications Services (4.0%)
	Altice Financing SA, Term Loan
272,937	5.250%, 2/4/2022	273,164
	Atlantic Broadband Penn, LLC, Term Loan
699,459	3.250%, 11/30/2019	696,619
	Birch Communication Inc., Term Loan
1,010,625	7.750%, 7/17/2020	874,191
	Block Communications, Inc., Term Loan
1,206,632	4.000%, 11/7/2021	1,206,632
	Cengage Learning Acquisitions, Term Loan
1,076,780	7.000%, 3/31/2020	1,070,631
	Charter Communications Operating, LLC, Term Loan
432,222	3.000%, 7/1/2020	429,992
	Cincinnati Bell, Inc., Term Loan
984,145	4.000%, 9/10/2020	966,106
	CommScope, Inc., Term Loan
915,400	3.828%, 12/29/2022	913,395
	Fairpoint Communications, Term Loan
986,807	7.500%, 2/14/2019[c,d]	976,524
	Grande Communications Networks, LLC, Term Loan
1,167,032	4.500%, 5/29/2020	1,146,118
	Gray Television, Inc., Term Loan
1,308,741	3.938%, 6/13/2021	1,303,833
	Hargray Communications Group, Inc., Term Loan
1,034,732	5.250%, 6/26/2019	1,028,265
	Integra Telecom Holdings, Inc., Term Loan
746,550	5.250%, 8/14/2020	702,130

Principal Amount	Bank Loans (13.4%)[a]	Value
Communications Services (4.0%) - continued
	Intelsat Jackson Holdings SA, Term Loan
$453,775	3.750%, 6/30/2019[c,d]	$422,415
	Level 3 Communications, Inc., Term Loan
1,450,000	4.000%, 1/15/2020	1,453,176
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,025,000	4.500%, 1/7/2022	976,313
	LTS Buyer, LLC, Term Loan
960,618	4.000%, 4/13/2020	948,610
	McGraw-Hill Global Education Holdings, LLC, Term Loan
845,716	4.912%, 3/22/2019	842,190
	NEP/NCP Holdco, Inc., Term Loan
1,164,292	4.250%, 1/22/2020	1,074,059
	NTelos, Inc., Term Loan
1,146,674	5.750%, 11/9/2019	1,138,074
	Numericable US, LLC, Term Loan
788,025	4.563%, 7/29/2022	777,686
35,000	4.750%, 2/10/2023	34,683
	SBA Senior Finance II, LLC, Term Loan
1,080,750	3.250%, 3/24/2021	1,074,482
109,175	3.250%, 6/10/2022	108,317
	TNS, Inc., Term Loan
613,360	5.000%, 2/14/2020	603,203
	Univision Communications, Inc., Term Loan
1,421,940	4.000%, 3/1/2020	1,406,384
	Virgin Media Investment Holdings, Ltd., Term Loan
605,989	3.500%, 6/30/2023	600,462
	WideOpenWest Finance, LLC, Term Loan
714,942	4.500%, 4/1/2019[c,d]	706,391
	WMG Acquisition Corporation, Term Loan
877,500	3.750%, 7/1/2020	863,969
	XO Communications, LLC, Term Loan
1,078,000	4.250%, 3/20/2021	1,072,998
	Yankee Cable Acquisition, LLC, Term Loan
820,344	4.250%, 3/1/2020	815,561
	Zayo Group, LLC, Term Loan
1,032,555	3.750%, 5/6/2021	1,026,536

	Total	27,533,109

Consumer Cyclical (2.4%)
	Amaya BV, Term Loan
1,815,224	5.000%, 8/1/2021[c,d]	1,664,179
	Burlington Coat Factory Warehouse Corporation, Term Loan
860,432	4.250%, 8/13/2021	860,277
	Ceridian HCM Holding, Inc., Term Loan
430,441	4.500%, 9/15/2020	414,300
	Charter Communications Operating, LLC, Term Loan
875,250	3.000%, 1/3/2021	871,031
	Chrysler Group, LLC, Term Loan
427,078	3.500%, 5/24/2017	426,783
	Dollar Tree, Inc., Term Loan
457,738	3.500%, 7/6/2022	459,111

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (13.4%)[a]	Value
Consumer Cyclical (2.4%) - continued
	FCA US, LLC, Term Loan
$273,430	3.250%, 12/31/2018	$272,919
	Golden Nugget, Inc., Delayed Draw
146,081	5.500%, 11/21/2019	145,260
	Golden Nugget, Inc., Term Loan
340,856	5.500%, 11/21/2019	338,941
	IMG Worldwide, Inc., Term Loan
1,204,491	5.250%, 5/6/2021	1,202,238
	J.C. Penney Corporation, Inc., Term Loan
873,407	6.000%, 5/22/2018	874,280
	Las Vegas Sands, LLC, Term Loan
977,500	3.250%, 12/19/2020	976,552
	Marina District Finance Company, Inc., Term Loan
616,184	6.500%, 8/15/2018	614,902
	MGM Resorts International, Term Loan
350,050	3.500%, 12/20/2019	349,049
	Michaels Stores, Inc., Term Loan
844,913	4.000%, 1/28/2020	844,761
	Mohegan Tribal Gaming Authority, Term Loan
1,254,073	5.500%, 6/15/2018	1,210,970
	Pinnacle Entertainment, Inc., Term Loan
235,213	3.750%, 8/13/2020	234,773
	ROC Finance, LLC, Term Loan
648,088	5.000%, 6/20/2019	622,165
	Scientific Games International, Inc., Term Loan
879,750	6.000%, 10/18/2020	850,613
1,392,475	6.000%, 10/1/2021[c,d]	1,344,393
	Seminole Hard Rock Entertainment, Inc., Term Loan
1,164,787	3.500%, 5/14/2020	1,150,227
	Seminole Indian Tribe of Florida, Term Loan
711,000	3.000%, 4/29/2020	708,334

	Total	16,436,058

Consumer Non-Cyclical (2.2%)
	Albertson’s, LLC, Term Loan
1,226,517	5.500%, 3/21/2019	1,225,830
418,950	5.500%, 12/21/2022	419,176
	Catalina Marketing Corporation, Term Loan
1,115,137	4.500%, 4/9/2021	947,867
	CHS/Community Health Systems, Inc., Term Loan
213,918	3.741%, 12/31/2018	211,593
243,900	3.750%, 1/27/2021	239,293
448,770	4.000%, 1/27/2021	440,728
	Endo Luxembourg Finance I Co Sarl, Term Loan
628,425	3.750%, 9/26/2022	618,213
	Hanesbrands, Inc., Term Loan
485,100	3.250%, 4/29/2022	487,070
	JBS USA, LLC, Term Loan
1,462,500	3.750%, 9/18/2020	1,451,531
129,675	4.000%, 10/30/2022	128,865
	Libbey Glass, Inc., Term Loan
551,120	3.750%, 4/9/2021	544,231
	LTF Merger Sub, Inc., Term Loan
789,038	4.250%, 6/10/2022	778,385

Principal Amount	Bank Loans (13.4%)[a]	Value
Consumer Non-Cyclical (2.2%) - continued
	Mallinckrodt International Finance SA, Term Loan
$455,000	0.000%, 3/19/2021[c,d]	$443,247
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,366,981	4.750%, 6/30/2021[c,d]	1,264,457
	Owens-Brockway Glass Container, Inc., Term Loan
829,500	3.500%, 9/1/2022	829,500
	Sterigenics-Nordion Holdings, LLC, Term Loan
398,000	4.250%, 5/16/2022	394,020
	Supervalu, Inc., Term Loan
1,363,486	4.500%, 3/21/2019[c,d]	1,331,444
	Valeant Pharmaceuticals International, Inc., Term Loan
3,466,734	4.000%, 4/1/2022[c,d]	3,268,853

	Total	15,024,303

Energy (0.7%)
	Arch Coal, Inc., Term Loan
1,391,251	7.500%, 5/16/2018[b]	491,000
	Aria Energy Operating, LLC, Term Loan
487,888	5.000%, 5/27/2022	429,342
	Energy Solutions, LLC, Term Loan
764,214	6.750%, 5/29/2020[c,d]	703,077
	Exgen Renewables I, LLC, Term Loan
632,207	5.250%, 2/6/2021	630,627
	McJunkin Red Man Corporation, Term Loan
842,371	4.750%, 11/8/2019[c,d]	804,464
	MEG Energy Corporation, Term Loan
824,708	0.000%, 3/31/2020[c,d]	662,240
	Pacific Drilling SA, Term Loan
875,250	4.500%, 6/3/2018	272,264
	Targa Resources Partners, LP, Term Loan
379,535	5.750%, 2/27/2022	341,582
	Western Refining, Inc., Term Loan
423,916	0.000%, 11/12/2020[c,d]	411,198

	Total	4,745,794

Financials (0.9%)
	Delos Finance Sarl, Term Loan
930,000	3.500%, 3/6/2021	930,930
	DJO Finance, LLC, Term Loan
547,250	4.250%, 6/7/2020	534,483
	Harland Clarke Holdings Corporation, Term Loan
838,125	7.000%, 5/22/2018	822,410
	MoneyGram International, Inc., Term Loan
955,303	4.250%, 3/27/2020	892,014
	MPH Acquisition Holdings, LLC, Term Loan
1,191,869	3.750%, 3/31/2021	1,179,355
	TransUnion, LLC, Term Loan
1,078,000	3.500%, 4/9/2021	1,066,681
	WaveDivision Holdings, LLC, Term Loan
1,135,067	4.000%, 10/15/2019[b,c]	1,123,716

	Total	6,549,589

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Bank Loans (13.4%)[a]	Value
Technology (1.3%)
	Avago Technologies Cayman Finance, Ltd., Term Loan
$2,500,000	4.250%, 2/1/2023[c,d]	$2,486,075
	Booz Allen Hamilton, Inc., Term Loan
372,093	3.750%, 7/31/2019	373,023
	First Data Corporation, Term Loan
1,291,653	3.932%, 3/23/2018	1,288,101
306,490	0.000%, 3/24/2021[c,d]	305,724
220,000	4.182%, 7/8/2022	218,460
	NXP BV, Term Loan
658,350	3.750%, 12/7/2020	659,377
	ON Semiconductor Corporation, Term Loan
1,365,000	0.000%, 3/31/2023[c,d]	1,365,423
	SS&C European Holdings SARL, Term Loan
354,484	4.007%, 7/8/2022	354,984
51,385	4.018%, 7/8/2022	51,457
	Western Digital Corporation, Term Loan
1,825,000	0.000%, 3/16/2023[c,d]	1,801,622
	Zayo Group, LLC, Term Loan
89,775	4.500%, 5/6/2021	89,977

	Total	8,994,223

Transportation (0.6%)
	American Airlines, Inc., Term Loan
950,062	3.250%, 6/27/2020	944,638
	Delta Airlines, Inc., Term Loan
1,074,600	3.250%, 8/24/2022	1,073,257
	OSG Bulk Ships, Inc., Term Loan
889,032	5.250%, 8/5/2019	800,129
	XPO Logistics, Inc., Term Loan
1,092,263	5.500%, 11/1/2021[c,d]	1,094,993

	Total	3,913,017

Utilities (0.3%)
	Calpine Corporation, Term Loan
657,331	4.000%, 10/31/2020	651,172
1,034,255	3.500%, 5/27/2022	1,019,548
	Intergen NV, Term Loan
875,250	5.500%, 6/15/2020	781,161

	Total	2,451,881

	Total Bank Loans (cost $98,379,202)	92,979,289

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Asset-Backed Securities (4.2%)
	Asset Backed Securities Corporation Home Equity Loan Trust
936,973	0.573%, 7/25/2036[e]	804,180
216,524	0.593%, 11/25/2036[e]	192,734
	Bayview Opportunity Master Fund Trust
760,605	3.623%, 4/28/2030[f]	759,211
489,746	3.228%, 7/28/2034*,g	489,042
1,374,499	3.721%, 2/28/2035*	1,373,754
1,677,085	3.721%, 7/28/2035[f,g]	1,672,040
	Citi Held For Asset Issuance
2,075,534	4.480%, 8/15/2022*	2,069,893
	Countrywide Asset-Backed Certificates
458,844	5.530%, 4/25/2047	510,965

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Asset-Backed Securities (4.2%) - continued
	GSAA Home Equity Trust
$2,263,761	0.703%, 7/25/2037[e]	$1,943,832
	J.P. Morgan Mortgage Acquisition Trust
2,104,332	4.124%, 3/25/2047[g]	1,510,592
	J.P. Morgan Mortgage Trust
1,797,781	2.860%, 2/25/2036	1,556,325
	Lehman XS Trust
2,028,254	5.440%, 8/25/2035[g]	1,767,615
	Pretium Mortgage Credit Partners, LLC
1,211,049	4.125%, 10/27/2030*	1,203,982
1,729,550	4.375%, 11/27/2030*	1,725,541
	Renaissance Home Equity Loan Trust
570,953	5.746%, 5/25/2036[g]	371,576
989,904	6.011%, 5/25/2036[g]	669,893
1,381,893	5.797%, 8/25/2036[g]	801,170
	Residential Asset Mortgage Products Trust
895,218	5.991%, 3/25/2033[h]	897,148
	Sunset Mortgage Loan Company, LLC
1,457,089	4.459%, 9/16/2045*,g	1,457,665
	U.S. Residential Opportunity Fund III Trust
1,415,963	3.721%, 1/27/2035*	1,404,204
	Vericrest Opportunity Loan Transferee
2,057,481	3.375%, 10/25/2058*,g	2,028,950
1,674,173	3.500%, 6/26/2045[f,g]	1,646,339
1,276,492	3.625%, 7/25/2045[f,g]	1,267,417
714,520	3.500%, 2/25/2055*,g	710,309

	Total	28,834,377

Basic Materials (0.8%)
	Anglo American Capital plc
200,000	1.572%, 4/15/2016[e,f]	199,283
	ArcelorMittal SA
1,080,000	6.500%, 3/1/2021	1,063,800
	BHP Billiton Finance USA, Ltd.
600,000	6.250%, 10/19/2075[f]	605,250
	Dow Chemical Company
106,000	8.550%, 5/15/2019	126,088
	First Quantum Minerals, Ltd.
485,000	6.750%, 2/15/2020[f]	332,225
770,000	7.000%, 2/15/2021[f]	515,900
	Glencore Funding, LLC
95,000	1.680%, 4/16/2018[e,f]	85,500
	INEOS Group Holdings SA
600,000	5.875%, 2/1/2019[f]	604,500
	LyondellBasell Industries NV
110,000	5.000%, 4/15/2019	117,519
	Novelis, Inc.
420,000	8.375%, 12/15/2017	427,140
575,000	8.750%, 12/15/2020	580,347
	Sappi Papier Holding GmbH
980,000	6.625%, 4/15/2021[f]	1,013,486
	Yamana Gold, Inc.
152,000	4.950%, 7/15/2024	128,440

	Total	5,799,478

Capital Goods (2.1%)
	AECOM
1,410,000	5.875%, 10/15/2024	1,452,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Capital Goods (2.1%) - continued
	Berry Plastics Corporation
$655,000	6.000%, 10/15/2022[f]	$686,522
	Building Materials Corporation of America
1,100,000	6.000%, 10/15/2025[f]	1,163,250
	Cemex SAB de CV
1,290,000	5.700%, 1/11/2025[f]	1,195,830
	CNH Industrial Capital, LLC
1,100,000	4.375%, 11/6/2020	1,080,750
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,101,600
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	651,175
	General Electric Company
1,574,000	5.000%, 12/29/2049[i]	1,621,220
	Huntington Ingalls Industries, Inc.
1,300,000	5.000%, 12/15/2021[f]	1,365,000
	Ingersoll-Rand Luxembourg Finance SA
310,000	2.625%, 5/1/2020	311,189
	L-3 Communications Corporation
205,000	1.500%, 5/28/2017	204,297
	Lockheed Martin Corporation
90,000	2.500%, 11/23/2020	92,184
	Newell Rubbermaid, Inc.
120,000	3.150%, 4/1/2021	123,266
	Reynolds Group Issuer, Inc.
250,000	5.750%, 10/15/2020	256,562
610,000	6.875%, 2/15/2021	631,350
	Sealed Air Corporation
800,000	4.875%, 12/1/2022[f]	832,000
	Standard Industries, Inc.
285,000	5.500%, 2/15/2023[f]	291,412
	Textron, Inc.
213,000	7.250%, 10/1/2019	243,795
	United Rentals North America, Inc.
1,240,000	5.500%, 7/15/2025	1,233,540

	Total	14,537,242

Collateralized Mortgage Obligations (13.9%)
	Alternative Loan Trust
1,339,597	5.500%, 5/25/2035	1,336,323
1,449,363	6.000%, 6/25/2036	1,234,807
	American Home Mortgage Assets Trust
2,634,987	0.623%, 12/25/2046[e]	1,644,758
2,010,420	0.623%, 6/25/2047[e]	1,348,900
	American Home Mortgage Investment Trust
2,104,022	6.250%, 12/25/2036	890,704
	Angel Oak Mortgage Trust
1,712,847	4.500%, 11/25/2045*,g	1,722,774
	Banc of America Alternative Loan Trust
720,781	0.933%, 4/25/2035[e]	545,392
1,757,042	6.000%, 11/25/2035	1,532,870
1,193,951	1.233%, 5/25/2046[e]	804,301
	Banc of America Funding Corporation
522,107	3.362%, 5/20/2036	432,846
	BCAP, LLC Trust
1,871,383	0.613%, 3/25/2037[e]	1,550,713
	Bear Stearns Adjustable Rate Mortgage Trust
813,483	2.660%, 10/25/2035[e]	780,340

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Collateralized Mortgage Obligations (13.9%) - continued
$392,979	2.733%, 2/25/2036	$299,172
	Citicorp Mortgage Securities Trust
556,127	6.000%, 5/25/2037	564,175
	Citigroup Mortgage Loan Trust, Inc.
483,863	5.500%, 11/25/2035	458,869
	CitiMortgage Alternative Loan Trust
1,143,913	5.750%, 4/25/2037	962,444
	Countrywide Alternative Loan Trust
499,950	0.833%, 2/25/2035[e]	458,891
801,120	2.652%, 10/25/2035	701,402
372,746	5.500%, 2/25/2036	348,205
302,511	6.000%, 4/25/2036	263,113
1,073,510	6.500%, 8/25/2036	784,187
263,501	6.000%, 1/25/2037	251,206
997,691	5.500%, 5/25/2037	843,999
	Countrywide Home Loan Mortgage Pass Through Trust
2,046,923	2.728%, 11/25/2035	1,724,658
644,187	2.722%, 2/20/2036	557,840
	Credit Suisse First Boston Mortgage Securities Corporation
558,173	5.250%, 10/25/2035	542,873
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
138,154	5.500%, 10/25/2021	133,356
1,324,354	2.017%, 8/25/2035	1,006,973
535,455	0.633%, 11/25/2035[e]	261,882
893,716	5.500%, 11/25/2035	849,402
1,197,192	1.121%, 4/25/2047[e]	1,005,818
2,100,865	0.653%, 8/25/2047[e]	1,694,365
	Federal Home Loan Mortgage Corporation
8,617,624	2.500%, 12/15/2022[j]	514,211
2,704,922	2.500%, 5/15/2027[j]	212,463
3,299,623	2.500%, 2/15/2028[j]	297,139
10,064,496	2.500%, 3/15/2028[j]	932,762
5,304,720	3.000%, 4/15/2028[j]	515,802
4,454,629	3.000%, 2/15/2033[j]	537,970
	Federal National Mortgage Association
4,359,506	2.500%, 2/25/2028[j]	396,123
3,326,843	3.000%, 4/25/2028[j]	329,613
4,149,478	3.500%, 1/25/2033[j]	539,784
	First Horizon Alternative Mortgage Securities Trust
1,252,596	2.621%, 3/25/2035	1,084,213
1,274,430	2.412%, 7/25/2035	1,147,912
1,324,203	6.000%, 8/25/2036[e]	1,050,252
	First Horizon Mortgage Pass-Through Trust
1,677,620	2.704%, 8/25/2037	1,323,036
	GMAC Mortgage Corporation Loan Trust
1,942,677	3.289%, 5/25/2035	1,812,592
	Government National Mortgage Association
4,130,810	4.000%, 1/16/2027[j]	420,571
	Greenpoint Mortgage Funding Trust
983,356	0.633%, 10/25/2045[e]	758,990
	HomeBanc Mortgage Trust
1,048,363	2.337%, 4/25/2037	782,910
	IndyMac IMJA Mortgage Loan Trust
1,150,790	6.250%, 11/25/2037	940,445

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Collateralized Mortgage Obligations (13.9%) - continued
	IndyMac INDX Mortgage Loan Trust
$1,875,005	3.025%, 10/25/2035	$1,528,554
1,469,665	1.073%, 7/25/2045[e]	1,182,424
	J.P. Morgan Alternative Loan Trust
2,054,932	6.500%, 3/25/2036	1,678,539
	J.P. Morgan Mortgage Trust
245,925	6.500%, 1/25/2035	239,789
1,477,567	2.862%, 8/25/2035	1,457,309
996,451	2.663%, 10/25/2036	890,327
1,097,905	0.813%, 1/25/2037[e]	651,615
814,682	2.781%, 1/25/2037	716,502
746,763	6.250%, 8/25/2037	567,572
	Lehman Mortgage Trust
856,761	1.183%, 12/25/2035[e]	592,758
	Master Asset Securitization Trust
983,233	0.933%, 6/25/2036[e]	538,408
	MASTR Alternative Loans Trust
308,624	6.500%, 7/25/2034	315,065
862,251	0.883%, 12/25/2035[e]	408,984
	Merrill Lynch Alternative Note Asset Trust
699,205	6.000%, 3/25/2037	501,448
1,065,742	6.000%, 3/25/2037	935,096
	Morgan Stanley Mortgage Loan Trust
688,895	2.849%, 11/25/2035	496,522
	MortgageIT Trust
1,567,744	0.693%, 12/25/2035[e]	1,394,768
1,226,651	0.633%, 4/25/2036[e]	896,512
	New Century Alternative Mortgage Loan Trust
1,555,094	6.167%, 7/25/2036[g]	911,339
	Oak Hill Advisors Residential Loan Trust
824,895	3.475%, 1/25/2055*,g	820,001
	RALI Trust
1,592,970	6.000%, 4/25/2036	1,306,232
496,315	6.000%, 6/25/2037	403,488
2,208,687	0.623%, 7/25/2037[e]	1,722,731
	Residential Accredit Loans, Inc. Trust
1,088,635	5.750%, 9/25/2035	966,306
2,515,941	0.613%, 11/25/2036[e]	1,790,230
1,129,509	6.000%, 1/25/2037	929,027
2,203,355	5.750%, 4/25/2037	1,749,640
1,174,567	6.250%, 4/25/2037	991,115
	Residential Asset Securitization Trust
1,698,384	6.236%, 8/25/2022	1,490,739
734,887	5.500%, 4/25/2035	733,144
1,197,917	0.813%, 8/25/2037[e]	332,747
	Residential Funding Mortgage Security I Trust
1,143,980	5.750%, 2/25/2036	1,064,534
1,655,086	6.000%, 7/25/2037	1,487,409
	Sequoia Mortgage Trust
1,540,365	2.919%, 9/20/2046	1,228,230
	Structured Adjustable Rate Mortgage Loan Trust
379,688	2.824%, 12/25/2034	368,025
1,016,571	2.741%, 7/25/2035	860,059
578,941	3.007%, 9/25/2035	476,069
891,129	3.389%, 5/25/2036	670,703
	Structured Asset Mortgage Investments, Inc.
1,869,553	0.743%, 12/25/2035[e]	1,317,821
1,421,978	0.643%, 5/25/2046[e]	983,563

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Collateralized Mortgage Obligations (13.9%) - continued
	Suntrust Alternative Loan Trust
$1,308,936	5.750%, 12/25/2035	$1,179,395
	WaMu Mortgage Pass Through Certificates
937,929	2.193%, 11/25/2036	807,070
1,876,758	1.975%, 1/25/2037	1,568,376
166,018	2.421%, 8/25/2046	140,315
1,222,953	1.271%, 9/25/2046[e]	920,505
808,480	1.311%, 9/25/2046[e]	664,733
2,145,279	1.142%, 12/25/2046[e]	1,652,041
1,618,860	1.091%, 1/25/2047[e]	1,233,920
848,077	1.905%, 3/25/2047[e]	666,097
	Washington Mutual Mortgage Pass Through Certificates
912,609	1.033%, 6/25/2035[e]	683,474
1,135,094	6.000%, 11/25/2035	1,006,937
1,859,278	7.000%, 4/25/2037	1,026,790
2,672,183	1.101%, 2/25/2047[e]	1,857,857
	Wells Fargo Mortgage Backed Securities Trust
2,028,629	2.815%, 7/25/2036	1,973,760
298,761	1.133%, 5/25/2037[e]	258,718
679,157	6.000%, 7/25/2037	669,250
1,081,493	6.000%, 11/25/2037	1,070,722

	Total	96,109,650

Commercial Mortgage-Backed Securities (0.4%)
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,388,105
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,392,328

	Total	2,780,433

Communications Services (2.9%)
	AMC Networks, Inc.
1,525,000	5.000%, 4/1/2024	1,530,719
	American Tower Corporation
95,000	2.800%, 6/1/2020	95,483
152,000	3.450%, 9/15/2021	155,427
	AT&T, Inc.
176,000	5.875%, 10/1/2019	198,922
95,000	1.559%, 6/30/2020[e]	94,031
95,000	2.800%, 2/17/2021	97,402
	CC Holdings GS V, LLC
94,000	2.381%, 12/15/2017	94,801
	CCO Holdings, LLC
600,000	6.500%, 4/30/2021	621,306
	CCO Safari II, LLC
47,000	3.579%, 7/23/2020[f]	48,026
47,000	4.464%, 7/23/2022[f]	49,128
	CenturyLink, Inc.
600,000	6.450%, 6/15/2021	607,872
	Clear Channel Worldwide Holdings, Inc.
1,445,000	6.500%, 11/15/2022	1,437,775
	Columbus International, Inc.
1,400,000	7.375%, 3/30/2021[f]	1,491,000
	Digicel, Ltd.
1,400,000	6.000%, 4/15/2021*	1,253,000
	FairPoint Communications, Inc.
1,100,000	8.750%, 8/15/2019[f]	1,042,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Communications Services (2.9%) - continued
	Frontier Communications Corporation
$1,520,000	8.875%, 9/15/2020[f]	$1,578,900
	Hughes Satellite Systems Corporation
774,000	6.500%, 6/15/2019	852,367
	Level 3 Communications, Inc.
670,000	5.375%, 1/15/2024[f]	678,375
	Level 3 Escrow II, Inc.
600,000	5.375%, 8/15/2022	609,306
	McGraw-Hill Global Education Holdings, LLC
1,160,000	9.750%, 4/1/2021	1,258,600
	Numericable-SFR
1,370,000	6.000%, 5/15/2022[f]	1,335,750
	SBA Tower Trust
300,000	3.598%, 4/16/2043[f]	299,728
	Sprint Corporation
1,230,000	7.625%, 2/15/2025	913,275
	Telefonica Emisiones SAU
211,000	3.192%, 4/27/2018	216,473
	T-Mobile USA, Inc.
1,230,000	6.125%, 1/15/2022	1,269,975
	Univision Communications, Inc.
860,000	5.125%, 5/15/2023[f]	855,700
	UPCB Finance V, Ltd.
774,000	7.250%, 11/15/2021[f]	818,505
	Verizon Communications, Inc.
115,000	2.625%, 2/21/2020	118,328
152,000	4.500%, 9/15/2020	167,812

	Total	19,790,236

Consumer Cyclical (2.4%)
	AMC Entertainment, Inc.
600,000	5.875%, 2/15/2022	616,500
	Brookfield Residential Properties, Inc.
850,000	6.500%, 12/15/2020[f]	811,750
	Corrections Corporation of America
820,000	5.000%, 10/15/2022	854,850
	eBay, Inc.
120,000	2.500%, 3/9/2018	121,946
	Ford Motor Credit Company, LLC
220,000	5.000%, 5/15/2018	232,303
155,000	2.597%, 11/4/2019	155,561
	General Motors Financial Company, Inc.
860,000	3.250%, 5/15/2018	874,313
167,000	4.375%, 9/25/2021	172,599
	GLP Capital, LP
1,400,000	4.875%, 11/1/2020	1,456,000
	Hilton Worldwide Finance, LLC
1,080,000	5.625%, 10/15/2021	1,119,096
	Home Depot, Inc.
95,000	1.004%, 9/15/2017[e]	95,333
140,000	2.000%, 4/1/2021	141,403
95,000	2.625%, 6/1/2022	98,271
	Jaguar Land Rover Automotive plc
500,000	4.125%, 12/15/2018[f]	511,875
710,000	5.625%, 2/1/2023[f]	729,525
	L Brands, Inc.
860,000	5.625%, 2/15/2022	936,901
	Lennar Corporation
610,000	12.250%, 6/1/2017	675,575
250,000	4.125%, 12/1/2018	255,000

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Consumer Cyclical (2.4%) - continued
	Macy’s Retail Holdings, Inc.
$88,000	7.450%, 7/15/2017	$94,239
	MGM Resorts International
1,255,000	6.000%, 3/15/2023	1,298,925
	PulteGroup, Inc.
1,100,000	4.250%, 3/1/2021	1,116,500
	Ralph Lauren Corporation
95,000	2.625%, 8/18/2020	97,976
	Royal Caribbean Cruises, Ltd.
1,400,000	5.250%, 11/15/2022	1,477,000
	Six Flags Entertainment Corporation
850,000	5.250%, 1/15/2021[f]	873,375
	Starbucks Corporation
135,000	2.100%, 2/4/2021	137,421
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	215,280
	Visa, Inc.
90,000	2.200%, 12/14/2020	92,236
	West Corporation
1,400,000	5.375%, 7/15/2022[f]	1,284,220

	Total	16,545,973

Consumer Non-Cyclical (3.0%)
	Amgen, Inc.
95,000	2.125%, 5/1/2020	96,164
	Anheuser-Busch Inbev Finance, Inc.
145,000	1.879%, 2/1/2021[e]	147,565
	B&G Foods, Inc.
500,000	4.625%, 6/1/2021	506,250
	BAT International Finance plc
95,000	1.144%, 6/15/2018[e,f]	94,347
	Becton, Dickinson and Company
70,000	1.450%, 5/15/2017	70,112
	Boston Scientific Corporation
50,000	6.000%, 1/15/2020	56,439
	Bunge Limited Finance Corporation
90,000	3.500%, 11/24/2020	91,330
	Cardinal Health, Inc.
95,000	1.950%, 6/15/2018	95,444
	Celgene Corporation
95,000	3.550%, 8/15/2022	99,605
	Centene Escrow Corporation
1,555,000	5.625%, 2/15/2021[f]	1,621,088
	CHS/Community Health Systems, Inc.
1,415,000	7.125%, 7/15/2020	1,337,175
	Cott Beverages, Inc.
1,400,000	5.375%, 7/1/2022	1,421,000
	CVS Health Corporation
106,000	2.250%, 12/5/2018	108,576
	EMD Finance, LLC
55,000	0.992%, 3/17/2017[e,f]	54,806
	Envision Healthcare Corporation
1,400,000	5.125%, 7/1/2022[f]	1,421,000
	Express Scripts Holding Company
110,000	3.900%, 2/15/2022	114,689
	Forest Laboratories, Inc.
153,000	4.375%, 2/1/2019[f]	162,337
	Gilead Sciences, Inc.
95,000	3.250%, 9/1/2022	100,384
	Grifols Worldwide Operations, Ltd.
950,000	5.250%, 4/1/2022	976,125
	HCA, Inc.
925,000	3.750%, 3/15/2019	947,570
505,000	5.250%, 6/15/2026	517,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Consumer Non-Cyclical (3.0%) - continued
	JBS USA, LLC
$610,000	5.875%, 7/15/2024[f]	$550,525
1,240,000	5.750%, 6/15/2025[f]	1,085,000
	Laboratory Corporation of America Holdings
40,000	2.625%, 2/1/2020	40,168
	Land O’Lakes, Inc.
1,200,000	8.000%, 12/31/2049[f,i]	1,236,000
	Mead Johnson Nutrition Company
90,000	3.000%, 11/15/2020	92,485
	Medtronic plc
310,000	4.375%, 3/15/2035	335,614
	Mondelez International, Inc.
136,000	2.250%, 2/1/2019	138,853
	Mylan NV
45,000	3.750%, 12/15/2020[f]	46,042
	Pfizer, Inc.
870,000	5.200%, 8/12/2020	997,329
	Pinnacle Foods, Inc.
800,000	5.875%, 1/15/2024[f]	837,360
	Reynolds American, Inc.
52,000	3.250%, 6/12/2020	54,379
	SABMiller plc
75,000	6.500%, 7/15/2018[f]	82,252
	Safeway, Inc.
63,000	3.400%, 12/1/2016	63,000
	Spectrum Brands Escrow Corporation
790,000	6.375%, 11/15/2020	831,870
	Tenet Healthcare Corporation
1,435,000	8.125%, 4/1/2022	1,476,256
	TreeHouse Foods, Inc.
850,000	4.875%, 3/15/2022	869,125
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	166,537
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[f]	508,203
	VRX Escrow Corporation
1,140,000	6.125%, 4/15/2025[f]	877,800
	Zoetis, Inc.
90,000	3.450%, 11/13/2020	92,461

	Total	20,420,890

Energy (1.7%)
	Anadarko Petroleum Corporation
99,000	8.700%, 3/15/2019	110,617
42,000	4.850%, 3/15/2021	42,445
	Antero Resources Corporation
1,080,000	5.125%, 12/1/2022	980,100
	Buckeye Partners, LP
152,000	2.650%, 11/15/2018	150,917
	Chevron Corporation
90,000	1.128%, 11/16/2018[e]	89,502
	Concho Resources, Inc.
575,000	6.500%, 1/15/2022	573,563
860,000	5.500%, 10/1/2022	844,950
	Crestwood Midstream Partners, LP
850,000	6.250%, 4/1/2023[f]	629,000
	Enbridge Energy Partners, LP
1,215,000	8.050%, 10/1/2037	859,612
	Enterprise Products Operating, LLC
1,390,000	7.034%, 1/15/2068	1,409,460
	EQT Corporation
105,000	5.150%, 3/1/2018	104,872
104,000	8.125%, 6/1/2019	112,070

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Energy (1.7%) - continued
	Exxon Mobil Corporation
$185,000	1.708%, 3/1/2019	$187,441
	Marathon Petroleum Corporation
90,000	3.400%, 12/15/2020	88,522
	MEG Energy Corporation
250,000	6.500%, 3/15/2021[f]	150,938
610,000	6.375%, 1/30/2023[f]	359,900
	Occidental Petroleum Corporation
225,000	2.600%, 4/15/2022[d]	226,890
	Pacific Drilling V, Ltd.
850,000	7.250%, 12/1/2017[f]	312,375
	Petrobras International Finance Company
288,000	5.750%, 1/20/2020	250,200
	Petroleos Mexicanos
194,000	5.500%, 2/4/2019[f]	203,215
144,000	6.875%, 8/4/2026[f]	155,880
	Pioneer Natural Resources Company
32,000	3.450%, 1/15/2021	31,831
	Regency Energy Partners, LP
1,080,000	5.000%, 10/1/2022	1,014,963
	Sabine Pass Liquefaction, LLC
1,290,000	5.625%, 3/1/2025	1,230,338
	Schlumberger Holdings Corporation
90,000	3.000%, 12/21/2020[f]	91,245
	Shell International Finance BV
95,000	1.071%, 5/11/2020[e]	92,245
	Sunoco Logistics Partners Operations, LP
90,000	4.400%, 4/1/2021	88,381
	Targa Resources Partners, LP
1,000,000	6.625%, 10/1/2020[f]	987,500
	Transcontinental Gas Pipe Line Company, LLC
95,000	7.850%, 2/1/2026[f]	108,653

	Total	11,487,625

Financials (6.2%)
	Abbey National Treasury Services plc
110,000	3.050%, 8/23/2018	113,034
	ACE INA Holdings, Inc.
90,000	2.875%, 11/3/2022	92,872
	Aegon NV
1,080,000	2.074%, 7/29/2049[e,i]	667,746
	Air Lease Corporation
47,000	2.625%, 9/4/2018	46,703
	Ally Financial, Inc.
900,000	3.750%, 11/18/2019	891,000
500,000	4.125%, 3/30/2020	496,250
	American Express Credit Corporation
95,000	1.682%, 9/14/2020[e]	94,462
	Argos Merger Sub, Inc.
1,370,000	7.125%, 3/15/2023[f]	1,456,310
	Aviation Capital Group Corporation
162,000	3.875%, 9/27/2016[f]	162,810
	Banco de Brasil SA
800,000	9.000%, 12/31/2049[f,i]	555,200
	Bank of America Corporation
272,000	5.700%, 5/2/2017	282,865
107,000	5.650%, 5/1/2018	114,861
160,000	8.000%, 12/29/2049[i]	156,600
	Barclays Bank plc
150,000	5.140%, 10/14/2020	160,109
	BBVA Banco Continental SA
203,000	2.250%, 7/29/2016[f]	203,101

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Financials (6.2%) - continued
	Berkshire Hathaway Finance Corporation
$285,000	1.700%, 3/15/2019	$288,955
	Caisse Centrale Desjardins du Quebec
50,000	1.283%, 1/29/2018[e,f]	49,845
	CIT Group, Inc.
1,315,000	5.000%, 8/15/2022	1,330,609
	Citigroup, Inc.
153,000	1.850%, 11/24/2017	153,346
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
815,000	11.000%, 12/29/2049[f,i]	977,918
	Credit Agricole SA
70,000	1.605%, 6/10/2020[e,f]	69,101
620,000	6.625%, 9/29/2049[f,i]	582,651
	Credit Suisse Group AG
600,000	7.500%, 12/11/2049[f,i]	590,100
1,240,000	6.250%, 12/29/2049[f,i]	1,138,690
	CyrusOne, LP
860,000	6.375%, 11/15/2022	892,250
	Discover Bank
68,000	8.700%, 11/18/2019	79,206
	Discover Financial Services
150,000	6.450%, 6/12/2017	157,234
	Duke Realty, LP
155,000	4.375%, 6/15/2022	163,236
	Fifth Third Bancorp
925,000	4.900%, 12/29/2049[i]	807,063
	Goldman Sachs Group, Inc.
144,000	2.625%, 1/31/2019	146,847
205,000	7.500%, 2/15/2019	236,132
50,000	1.779%, 4/23/2020[e]	49,690
95,000	2.236%, 11/29/2023[e]	94,716
	Goldman Sachs Group, Inc. Convertible
3,800,000	0.500%, 9/24/2022	3,921,524
	Hartford Financial Services Group, Inc.
185,000	6.000%, 1/15/2019	203,762
	HCP, Inc.
107,000	3.750%, 2/1/2019	110,409
	Health Care REIT, Inc.
186,000	4.700%, 9/15/2017	193,306
	Hospitality Properties Trust
95,000	4.250%, 2/15/2021	96,392
	Huntington Bancshares, Inc.
185,000	3.150%, 3/14/2021	187,968
	Icahn Enterprises, LP
1,350,000	6.000%, 8/1/2020	1,312,875
	ILFC E-Capital Trust II
1,525,000	4.490%, 12/21/2065[e,f]	1,235,250
	ING Capital Funding Trust III
150,000	4.231%, 12/29/2049[e,i]	145,875
	International Lease Finance Corporation
110,000	2.584%, 6/15/2016[e]	110,103
610,000	5.875%, 8/15/2022	661,850
	Intesa Sanpaolo SPA
70,000	3.875%, 1/16/2018	71,634
156,000	3.875%, 1/15/2019	160,512
	J.P. Morgan Chase & Company
144,000	6.300%, 4/23/2019	162,857
40,000	2.250%, 1/23/2020	40,316
1,150,000	6.750%, 8/29/2049[i]	1,262,700

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Financials (6.2%) - continued
	Liberty Mutual Group, Inc.
$975,000	10.750%, 6/15/2058*	$1,428,375
42,000	5.000%, 6/1/2021[f]	45,542
	Lloyds Banking Group plc
1,200,000	6.413%, 1/29/2049[f,i]	1,293,000
	Macquarie Bank, Ltd.
95,000	1.802%, 1/15/2019[e,f]	95,180
	Mellon Capital IV
840,000	4.000%, 6/29/2049[e,i]	623,700
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[f]	1,635,300
	Morgan Stanley
50,000	1.761%, 1/27/2020[e]	49,674
110,000	4.875%, 11/1/2022	119,179
	MPT Operating Partnership, LP
850,000	5.500%, 5/1/2024	854,250
	Murray Street Investment Trust I
157,000	4.647%, 3/9/2017	161,412
	National City Corporation
136,000	6.875%, 5/15/2019	153,092
	National Westminster Bank plc
1,860,000	0.938%, 11/29/2049[e,i]	1,004,971
	New York Life Global Funding
90,000	1.550%, 11/2/2018[f]	90,204
	Nomura Holdings, Inc.
141,000	2.750%, 3/19/2019	143,058
	Prudential Financial, Inc.
1,225,000	5.625%, 6/15/2043	1,247,662
	Quicken Loans, Inc.
1,425,000	5.750%, 5/1/2025[f]	1,382,250
	Realty Income Corporation
131,000	2.000%, 1/31/2018	131,500
	Regions Bank
43,000	7.500%, 5/15/2018	47,384
	Regions Financial Corporation
115,000	3.200%, 2/8/2021	115,956
	Reinsurance Group of America, Inc.
175,000	5.625%, 3/15/2017	181,519
	Royal Bank of Scotland Group plc
136,000	1.569%, 3/31/2017[e]	135,803
385,000	7.648%, 8/29/2049[i]	450,450
1,020,000	7.500%, 12/29/2049[i]	948,600
	Simon Property Group, LP
95,000	2.500%, 9/1/2020	96,738
145,000	2.500%, 7/15/2021	148,166
	Societe Generale SA
208,000	5.750%, 4/20/2016[f]	208,357
1,240,000	8.250%, 9/29/2049[i]	1,249,300
1,200,000	8.000%, 12/31/2049[f,i]	1,164,000
	Standard Chartered plc
1,240,000	6.500%, 12/29/2049[f,i]	1,084,515
	State Street Corporation
95,000	1.518%, 8/18/2020[e]	94,573
	Sumitomo Mitsui Financial Group, Inc.
285,000	2.316%, 3/9/2021[e]	287,627
	SunTrust Banks, Inc.
120,000	2.900%, 3/3/2021	121,753
	Synchrony Financial
156,000	1.875%, 8/15/2017	155,517
35,000	1.849%, 2/3/2020[e]	33,832
156,000	3.750%, 8/15/2021	160,138
	Synovus Financial Corporation
702,000	5.750%, 12/15/2025	716,040

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Financials (6.2%) - continued
	Toronto-Dominion Bank
$95,000	1.461%, 1/22/2019[e]	$95,037
90,000	1.562%, 12/14/2020[e]	90,261
	UnitedHealth Group, Inc.
95,000	3.350%, 7/15/2022	101,062
	USB Realty Corporation
1,240,000	1.769%, 12/29/2049[e,f,i]	988,900
	Voya Financial, Inc.
204,000	2.900%, 2/15/2018	207,143
	Wells Fargo & Company
50,000	1.298%, 1/30/2020[e]	49,529
620,000	5.875%, 12/31/2049[i]	662,036

	Total	43,231,430

Foreign Government (3.4%)
	Brazil Government International Bond
390,000	5.875%, 1/15/2019	421,200
505,000	4.875%, 1/22/2021	510,050
720,000	2.625%, 1/5/2023	617,400
624,000	5.000%, 1/27/2045	499,200
	Colombia Government International Bond
300,000	2.625%, 3/15/2023	279,000
400,000	4.000%, 2/26/2024	402,000
705,000	5.000%, 6/15/2045	655,650
	Croatia Government International Bond
188,000	6.750%, 11/5/2019[f]	206,262
560,000	6.625%, 7/14/2020[f]	615,160
	Hungary Government International Bond
140,000	4.000%, 3/25/2019	145,250
640,000	5.750%, 11/22/2023	728,960
598,000	5.375%, 3/25/2024	669,718
	Indonesia Government International Bond
450,000	4.875%, 5/5/2021[f]	484,517
460,000	3.375%, 4/15/2023[f]	449,393
390,000	5.875%, 1/15/2024[f]	437,973
350,000	4.125%, 1/15/2025[f]	351,587
312,000	4.750%, 1/8/2026[f]	327,321
850,000	5.125%, 1/15/2045[f]	845,418
	Mexico Government International Bond
400,000	3.625%, 3/15/2022	413,000
660,000	4.000%, 10/2/2023	691,350
504,000	3.600%, 1/30/2025	514,080
130,000	6.050%, 1/11/2040	152,425
400,000	4.750%, 3/8/2044	399,000
260,000	5.550%, 1/21/2045	287,950
455,000	4.600%, 1/23/2046	443,625
	Panama Government International Bond
320,000	4.000%, 9/22/2024	336,000
435,000	3.750%, 3/16/2025	446,963
130,000	6.700%, 1/26/2036	165,750
	Peru Government International Bond
920,000	4.125%, 8/25/2027	963,700
	Philippines Government International Bond
125,000	7.750%, 1/14/2031	190,061
180,000	6.375%, 10/23/2034	254,134
144,000	5.000%, 1/13/2037	180,916
288,000	3.950%, 1/20/2040	316,001

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Foreign Government (3.4%) - continued
$620,000	3.700%, 3/1/2041	$655,503
	Romania Government International Bond
314,000	4.375%, 8/22/2023[f]	333,848
150,000	4.875%, 1/22/2024[f]	165,254
	Russia Government International Bond
260,000	3.500%, 1/16/2019[f]	261,343
1,200,000	5.000%, 4/29/2020[f]	1,259,880
800,000	4.875%, 9/16/2023[f]	835,496
367,250	7.500%, 3/31/2030[f]	448,256
390,000	5.625%, 4/4/2042[f]	394,246
	South Africa Government International Bond
400,000	5.500%, 3/9/2020	423,540
340,000	5.875%, 5/30/2022	368,475
72,000	5.375%, 7/24/2044	71,148
	Turkey Government International Bond
390,000	7.500%, 11/7/2019	444,704
1,100,000	7.000%, 6/5/2020	1,245,024
615,000	5.125%, 3/25/2022	646,482
260,000	6.250%, 9/26/2022	289,120
130,000	5.750%, 3/22/2024	140,998
640,000	4.250%, 4/14/2026	623,078
300,000	4.875%, 10/9/2026	303,698
144,000	4.875%, 4/16/2043	133,596
	United Mexican States
432,000	4.125%, 1/21/2026	452,952

	Total	23,897,655

Mortgage-Backed Securities (1.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,500,000	3.000%, 5/1/2030[d]	2,608,789
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,000,000	3.500%, 4/1/2046[d]	6,290,860
1,850,000	4.000%, 4/1/2046[d]	1,976,609

	Total	10,876,258

Technology (1.2%)
	Alliance Data Systems Corporation
650,000	5.375%, 8/1/2022[f]	609,375
	Apple, Inc.
95,000	0.917%, 5/6/2020[e]	93,427
	Automatic Data Processing, Inc.
95,000	2.250%, 9/15/2020	97,773
	Cisco Systems, Inc.
115,000	1.236%, 2/21/2018[e]	115,301
95,000	1.135%, 3/1/2019[e]	94,970
	CommScope Technologies Finance, LLC
905,000	6.000%, 6/15/2025[f]	913,484
	Denali Borrower, LLC
1,370,000	5.625%, 10/15/2020[f]	1,445,179
	Equinix, Inc.
810,000	5.750%, 1/1/2025	850,500
	Fidelity National Information Services, Inc.
90,000	3.625%, 10/15/2020	93,017
	First Data Corporation
850,000	5.375%, 8/15/2023[f]	871,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Technology (1.2%) - continued
	Freescale Semiconductor, Inc.
$860,000	6.000%, 1/15/2022[f]	$911,600
	Hewlett Packard Enterprise Company
90,000	3.600%, 10/15/2020[f]	93,586
	IMS Health, Inc.
490,000	6.000%, 11/1/2020[f]	503,475
	Intel Corporation
95,000	3.100%, 7/29/2022	100,437
	Oracle Corporation
95,000	2.500%, 5/15/2022	96,914
	Sensata Technologies BV
1,200,000	4.875%, 10/15/2023[f]	1,206,000
	Texas Instruments, Inc.
95,000	1.750%, 5/1/2020	95,536

	Total	8,191,824

Transportation (0.4%)
	American Airlines Pass Through Trust
114,262	4.950%, 1/15/2023	122,250
	Avis Budget Car Rental, LLC
1,415,000	5.125%, 6/1/2022[f]	1,339,828
	Delta Air Lines, Inc.
90,845	4.950%, 5/23/2019	95,615
	J.B. Hunt Transport Services, Inc.
95,000	3.300%, 8/15/2022	96,838
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[f]	200,307
	United Airlines 2015-1 Class A Pass Through Trust
90,000	3.700%, 12/1/2022	90,450
	XPO Logistics, Inc.
850,000	6.500%, 6/15/2022[f]	825,562

	Total	2,770,850

U.S. Government and Agencies (0.4%)
	U.S. Treasury Bonds
1,300,000	1.625%, 2/15/2026	1,281,110
	U.S. Treasury Notes
1,260,000	1.875%, 6/30/2020	1,298,538
325,000	2.125%, 6/30/2022	337,632

	Total	2,917,280

Utilities (1.2%)
	AES Corporation
610,000	7.375%, 7/1/2021	683,200
	Ameren Corporation
90,000	2.700%, 11/15/2020	91,263
	Calpine Corporation
870,000	6.000%, 1/15/2022[f]	911,325
1,080,000	5.375%, 1/15/2023	1,046,930
	DCP Midstream, LLC
450,000	5.850%, 5/21/2043[f]	231,750
	Dynegy Finance I, Inc.
1,200,000	7.375%, 11/1/2022	1,110,000
	Electricite de France SA
1,340,000	5.250%, 12/29/2049[f,i]	1,226,100
	Energy Transfer Equity, LP
1,240,000	5.500%, 6/1/2027	995,100
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	156,821
	MPLX LP
1,525,000	4.875%, 12/1/2024[f]	1,407,937
	NextEra Energy Capital Holdings, Inc.
120,000	2.300%, 4/1/2019	120,695

Principal Amount	Long-Term Fixed Income (45.8%)	Value
Utilities (1.2%) - continued
	NRG Energy, Inc.
$610,000	6.625%, 3/15/2023	$569,014
	Xcel Energy, Inc.
95,000	1.200%, 6/1/2017	94,794

	Total	8,644,929

	Total Long-Term Fixed Income (cost $319,297,747)	316,836,130

Shares	Common Stock (29.2%)	Value
Consumer Discretionary (4.1%)
5,500	Aisan Industry Company, Ltd.	43,231
4,310	Amazon.com, Inc.[k]	2,558,588
2,220	Autoliv, Inc.[l]	263,026
3,130	AutoZone, Inc.[k]	2,493,640
800	Bayerische Motoren Werke AG	63,867
9,200	Berkeley Group Holdings plc	424,200
16,350	Best Buy Company, Inc.	530,394
6,800	Betsson ABk	105,369
1,700	Brembo SPA	87,891
4,700	Bridgestone Corporation	175,418
5,700	Bunzl plc	165,338
10,420	Burlington Stores, Inc.[k]	586,021
8,000	Calsonic Kansei Corporation	59,443
8,474	Cedar Fair, LP	503,779
6,000	Cineworld Group plc	46,227
45,332	Comcast Corporation	2,768,879
3,200	Compass Group plc	56,411
300	Continental AG	68,043
5,690	Core-Mark Holding Company, Inc.	464,076
1,600	Daimler AG	122,452
38,200	Debenhams plc	41,217
16,700	Denso Corporation	670,347
22,910	Discovery Communications, Inc.[k]	655,913
22,500	EDION Corporation	170,517
8,300	Eutelsat Communications	267,686
19,070	Ford Motor Company	257,445
6,490	General Motors Company	203,981
22,000	Gunze, Ltd.	62,229
12,200	Hakuhodo Dy Holdings, Inc.	138,125
6,150	Harman International Industries, Inc.	547,596
1,200	Hennes & Mauritz AB	39,941
23,800	Honda Motor Company, Ltd.	650,718
22,200	Inchcape plc	230,253
3,500	Intertek Group plc	158,916
8,950	Jarden Corporation[k]	527,603
1,331	Linamar Corporation	64,042
1,300	LVMH Moet Hennessy Louis Vuitton SE	222,140
6,300	Marks and Spencer Group plc	36,712
27,935	MDC Partners, Inc.	659,266
39,400	NIKE, Inc.	2,421,918
10,500	NOK Corporation	179,135
3,400	Nokian Renkaat Oyj	119,954
500	Paddy Power plc	69,740
9,000	PanaHome Corporation	67,485
22,400	Persimmon plc	669,338
2,100	ProSiebenSat.1 Media AG	107,803
3,300	RELX NV	57,534
6,039	Restoration Hardware Holdings, Inc.[k]	253,034
900	Rightmove plc	54,348
5,500	Sekisui House, Ltd.	92,794
5,700	SHOWA Corporation	49,724
8,200	Sports Direct International plc[k]	44,479
2,600	Stanley Electric Company, Ltd.	58,763

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (29.2%)	Value
Consumer Discretionary (4.1%) - continued
15,200	Star Entertainment Group, Ltd.	$66,106
21,486	Starbucks Corporation	1,282,714
17,800	Sumitomo Forestry Company, Ltd.	204,333
8,700	Sumitomo Rubber Industries, Ltd.	134,426
1,900	Tamron Company, Ltd.	31,117
9,730	Target Corporation	800,584
18,000	Tatts Group, Ltd.	52,151
3,600	Tokai Rika Company, Ltd.	67,662
18,480	Toll Brothers, Inc.[k]	545,345
6,700	Toyota Motor Corporation	355,337
20,300	UBM plc	174,907
3,400	USS Company, Ltd.	54,254
300	Valora Holding AG	74,910
8,000	Wacoal Holdings Corporation	95,467
16,130	Walt Disney Company	1,601,870
14,600	WH Smith plc	380,316
2,200	Whitbread plc	124,885
13,600	Wolters Kluwer NV	542,064
13,100	WPP plc	304,908
2,600	Yokohama Rubber Company, Ltd.	42,741

	Total	28,373,086

Consumer Staples (1.8%)
3,100	AarhusKarlshamn AB	246,065
17,212	Anheuser-Busch InBev NV ADR	2,145,648
10,300	Axfood AB	190,079
9,900	British American Tobacco plc	578,910
7,100	Britvic plc	72,359
27,060	Coca-Cola Company	1,255,313
15,200	Coca-Cola HBC AG	322,335
3,300	Henkel AG & Company KGaA	323,589
23,900	Imperial Tobacco Group plc	1,323,273
1,600	Japan Tobacco, Inc.	66,596
6,400	Jeronimo Martins SGPS SA	104,621
6,800	Kao Corporation	362,589
45,400	Koninklijke Ahold NV	1,019,746
1,100	KOSE Corporation	106,939
9,400	Nestle SA	701,435
7,000	Nippon Meat Packers, Inc.	154,077
9,400	Nisshin OilliO Group, Ltd.	38,355
20,150	Philip Morris International, Inc.	1,976,917
3,700	Suedzucker AG	65,107
2,200	Sugi Holdings Company, Ltd.	116,071
13,500	Swedish Match AB	457,624
12,040	WhiteWave Foods Company[k]	489,306
7,600	Woolworths, Ltd.	128,628

	Total	12,245,582

Energy (2.0%)
282,379	BP plc	1,412,840
337	Canadian Natural Resources, Ltd.	9,116
13,110	Continental Resources, Inc.[k]	398,020
24,650	EOG Resources, Inc.	1,789,097
30,380	EQT Corporation	2,043,359
74,000	Kinder Morgan, Inc.	1,321,640
13,331	OMV AG	374,312
24,820	Parsley Energy, Inc.[k]	560,932
9,948	Royal Dutch Shell plc	241,077
117	Royal Dutch Shell plc, Class A	2,825
5,603	Royal Dutch Shell plc, Class B	136,347
84,000	Spectra Energy Corporation	2,570,400
7,653	Statoil ASA	119,527
8,000	Total SA	364,012
2,273	Vantage Drilling International[k]	250,030

Shares	Common Stock (29.2%)	Value
Energy (2.0%) - continued
279,930	Weatherford International plc[k]	$2,177,855

	Total	13,771,389

Financials (9.9%)
2,100	Acadia Realty Trust	73,773
2,900	AEON Financial Service Company, Ltd.	68,273
3,860	Affiliated Managers Group, Inc.[k]	626,864
2,800	Agree Realty Corporation	107,716
14,158	Alexandria Real Estate Equities, Inc.	1,286,821
11,400	Allianz SE	1,851,422
1,450	American Campus Communities, Inc.	68,280
1,269	American Farmland Company	7,969
5,550	Apartment Investment & Management Company	232,101
300,000	Apollo Investment Corporation	1,665,000
2,400	Apple Hospitality REIT, Inc.	47,544
183,600	Ares Capital Corporation	2,724,624
31,500	Australia & New Zealand Banking Group, Ltd.	564,682
4,300	AvalonBay Communities, Inc.	817,860
52,400	Bank Hapoalim, Ltd.	271,999
41,600	Bank of East Asia, Ltd.	155,490
18,707	Bank of Nova Scotia	914,212
13,693	Bank of Queensland, Ltd.	126,958
113,000	Bank of Yokohama, Ltd.[m]	511,882
31,600	BinckBank NV	235,227
1,700	Bluerock Residential Growth REIT, Inc.	18,496
8,494	Boston Properties, Inc.	1,079,418
23,370	Brixmor Property Group, Inc.	598,739
12,440	Camden Property Trust	1,046,080
6,050	Canadian Western Bank	112,499
42,700	CapitaMall Trust	66,174
2,475	Care Capital Properties, Inc.	66,429
72,500	Charles Schwab Corporation	2,031,450
1,438	Chesapeake Lodging Trust	38,049
13,000	Chiba Bank, Ltd.	64,749
48,770	Citigroup, Inc.	2,036,147
13,500	CNP Assurances	210,231
950	CoreSite Realty Corporation	66,510
6,620	Crown Castle International Corporation	572,630
7,900	CubeSmart	263,070
2,250	CyrusOne, Inc.	102,713
3,100	Daiwa House Industry Company, Ltd.	87,136
5,100	DDR Corporation	90,729
2,100	Derwent London plc	94,898
62,700	DEXUS Property Group	380,753
3,972	Digital Realty Trust, Inc.	351,482
29,866	Direct Line Insurance Group plc	158,415
2,000	Douglas Emmett, Inc.	60,220
55,320	Duke Realty Corporation	1,246,913
1,550	DuPont Fabros Technology, Inc.	62,822
1,600	Education Realty Trust, Inc.	66,560
29,600	Encore Capital Group, Inc.[k]	761,904
1,779	EPR Properties	118,517
2,793	Equinix, Inc.	923,673
4,100	Equity Lifestyle Properties, Inc.	298,193
1,600	Equity One, Inc.	45,856
13,422	Equity Residential	1,007,053
14,900	Erste Group Bank AGk	418,200
2,200	Essex Property Trust, Inc.	514,492
2,950	Extra Space Storage, Inc.	275,707
1,600	Federal Realty Investment Trust	249,680
1,250	First Industrial Realty Trust, Inc.	28,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (29.2%)	Value
Financials (9.9%) - continued
32,400	FlexiGroup, Ltd.[l]	$61,456
38,700	Frasers Centrepoint Trust	57,397
91,000	Fukuoka Financial Group, Inc.	296,430
16,627	General Growth Properties, Inc.	494,321
1,900	GEO Group, Inc.	65,873
180,000	Golub Capital BDC, Inc.	3,115,800
11,000	Great Portland Estates plc	114,837
11,925	H&R Real Estate Investment Trust	192,728
5,400	Hamborner REIT AG	58,460
11,500	Hang Seng Bank, Ltd.	203,481
5,400	Hannover Rueckversicherung SE	627,602
10,700	HCP, Inc.	348,606
7,250	Healthcare Trust of America, Inc.	213,295
57,800	Henderson Group plc	213,806
5,200	Highwoods Properties, Inc.	248,612
4,000	Hospitality Properties Trust	106,240
25,952	Host Hotels & Resorts, Inc.	433,398
1,550	Hudson Pacific Properties, Inc.	44,826
11,900	Hufvudstaden AB	188,213
89,000	Hysan Development Company, Ltd.	379,290
3,004	Intact Financial Corporation	210,320
6,430	Intercontinental Exchange, Inc.	1,511,950
134,000	Invesco Mortgage Capital, Inc.	1,632,120
56,800	Investec plc	416,653
2,100	Iron Mountain, Inc.	71,211
2,300	Kilroy Realty Corporation	142,301
17,200	Kimco Realty Corporation	495,016
1,070	Lamar Advertising Company	65,805
3,000	LaSalle Hotel Properties	75,930
1,300	Liberty Property Trust	43,498
63,000	Link REIT	374,261
37,200	Live Oak Bancshares, Inc.	558,000
4,600	Macerich Company	364,504
11,000	Macquarie Group, Ltd.	556,754
8,650	Medical Properties Trust, Inc.	112,277
29,978	MetLife, Inc.	1,317,233
3,200	Mid-America Apartment Communities, Inc.	327,072
190,000	Mizuho Financial Group, Inc.	283,154
1,000	Muenchener Rueckversicherungs- Gesellschaft AG	202,945
10,400	National Australia Bank, Ltd.	208,821
11,000	National Bank of Canada	359,877
2,000	National Health Investors, Inc.	133,040
7,700	National Retail Properties, Inc.	355,740
197,000	New World Development Company, Ltd.	188,022
3,250	NorthStar Realty Finance Corporation	42,640
15,800	Old Mutual plc	43,642
3,950	Omega Healthcare Investors, Inc.	139,435
2,300	Outfront Media, Inc.	48,530
16,096	PacWest Bancorp	597,966
4,700	Parkway Properties, Inc.	73,602
1,700	Pebblebrook Hotel Trust	49,419
9,250	Physicians Realty Trust	171,865
15,300	Poundland Group plc	34,244
3,416	Power Corporation of Canada	78,801
25,632	Prologis, Inc.	1,132,422
5,272	Public Storage, Inc.	1,454,176
1,308	QTS Realty Trust, Inc.	61,973
9,500	Raymond James Financial, Inc.	452,295
2,700	Realty Income Corporation	168,777
3,400	Regency Centers Corporation	254,490
1,900	Retail Opportunity Investments Corporation	38,228

Shares	Common Stock (29.2%)	Value
Financials (9.9%) - continued
7,691	RLJ Lodging Trust	$175,970
1,300	Sampo Oyj	61,574
7,700	Schroders plc	296,023
12,296	Simon Property Group, Inc.	2,553,756
1,800	SL Green Realty Corporation	174,384
140,000	Solar Capital, Ltd.	2,419,200
2,280	Sovran Self Storage, Inc.	268,926
20,900	Spirit Realty Captial, Inc.	235,125
197,800	Stockland	647,121
5,231	Store Capital Corporation	135,378
61,000	Sumitomo Mitsui Trust Holdings, Inc.	178,576
5,800	Summit Hotel Properties, Inc.	69,426
1,050	Sun Communities, Inc.	75,190
4,587	Sunstone Hotel Investors, Inc.	64,218
6,000	Swiss Re AG	554,038
54,960	Synchrony Financial[k]	1,575,154
30,000	T&D Holdings, Inc.	280,231
1,800	Talanx AG	61,342
3,963	Tanger Factory Outlet Centers, Inc.	144,214
1,100	Taubman Centers, Inc.	78,353
1,300	Tokio Marine Holdings, Inc.	43,924
3,592	Toronto-Dominion Bank	155,047
359,100	Two Harbors Investment Corporation	2,851,254
9,400	UDR, Inc.	362,182
35,400	United Overseas Bank, Ltd.	495,175
4,600	Urban Edge Properties	118,864
8,200	Ventas, Inc.	516,272
6,578	VEREIT, Inc.	58,347
9,870	Vornado Realty Trust	932,024
3,200	Weingarten Realty Investors	120,064
11,157	Welltower, Inc.	773,626
67,900	Wing Tai Holdings, Ltd.	88,573
2,000	WP Carey, Inc.	124,480
18,420	XL Group plc	677,856
24,290	Zions Bancorporation	588,061

	Total	68,241,337

Health Care (2.9%)
54,780	Abbott Laboratories	2,291,447
800	Actelion, Ltd.	119,392
17,330	Akorn, Inc.[k]	407,775
5,290	Allergan plc[k]	1,417,879
7,810	Amgen, Inc.	1,170,953
5,900	Astellas Pharmaceutical, Inc.	78,408
300	Bayer AG	35,154
1,300	CSL, Ltd.	101,025
8,400	Essilor International SA	1,035,015
700	Gerresheimer AG	54,769
9,400	Hikma Pharmaceuticals plc	266,926
15,580	Hologic, Inc.[k]	537,510
4,403	ICON plc[k]	330,665
1,300	Lonza Group AG	219,754
34,750	Medtronic plc	2,606,250
43,240	Merck & Company, Inc.	2,287,828
3,600	Merck KGaA	299,462
27,680	Mylan NV	1,282,968
17,300	Novartis AG	1,251,689
11,900	Novo Nordisk AS	644,428
33,118	Pfizer, Inc.	981,618
1,600	Roche Holding AG-Genusschein	392,864
13,000	Sanofi	1,045,148
4,430	Teleflex, Inc.	695,554
4,410	Waters Corporation[k]	581,767

	Total	20,136,248

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (29.2%)	Value
Industrials (3.0%)
3,500	Adecco SA	$227,679
5,100	Aida Engineering, Ltd.	44,307
64,400	Air New Zealand, Ltd.	127,324
2,900	Airbus Group NV	192,147
5,700	Amada Holdings Company, Ltd.	55,540
1,600	Andritz AG	87,655
30,000	Asahi Glass Company, Ltd.	164,155
1,900	Atlas Copco Aktiebolag	47,685
4,600	Babcock International Group plc	62,640
15,200	Central Glass Company, Ltd.	82,469
3,400	Compagnie de Saint-Gobain	149,343
1,900	Croda International plc	82,731
8,000	Dai Nippon Printing Company, Ltd.	70,993
7,506	Dart Group plc	71,582
5,200	Deutsche Post AG	144,320
1,700	DSV AS	70,710
11,490	EMCOR Group, Inc.	558,414
5,400	Equifax, Inc.	617,166
2,500	FANUC Corporation	387,171
8,000	Ferrovial SA	171,688
200	Flughafen Zuerich AG	178,919
15,000	Fuji Electric Company, Ltd.	51,864
5,159	Galliford Try plc	106,146
100	Georg Fischer AG	80,756
9,000	Hankyu Hanshin Holdings, Inc.	57,395
13,960	HNI Corporation	546,813
1,000	Hochtief AG	122,116
18,510	Honeywell International, Inc.	2,074,045
900	Hoshizaki Electric Company, Ltd.	75,070
23,820	Illinois Tool Works, Inc.	2,440,121
3,600	Inaba Denki Sangyo Company, Ltd.	113,246
31,390	Ingersoll-Rand plc	1,946,494
9,800	Intrum Justitia AB	345,354
45,900	ITOCHU Corporation	564,058
47,540	Jacobs Engineering Group, Inc.[k]	2,070,367
900	Jungheinrich AG	81,997
4,000	Keisei Electric Railway Company, Ltd.	56,275
16,800	KITZ Corporation	72,653
13,600	KONE Oyj[l]	654,581
3,800	Koninklijke Boskalis Westminster NV	148,933
800	Kuehne & Nagel International AG	113,693
31,000	Macquarie Infrastructure Corporation	2,090,640
21,770	Masco Corporation	684,666
4,880	Middleby Corporation[k]	521,038
6,600	MIRAIT Holdings Corporation	52,505
9,000	Mitsuboshi Belting, Ltd.	72,419
11,500	MTR Corporation, Ltd.	56,995
7,200	Nikkon Holdings Company, Ltd.	130,311
12,000	Nippon Express Company, Ltd.	54,558
11,900	Nitto Kogyo Corporation	189,554
800	Randstad Holding NV	44,249
700	Rieter Holding AG	151,129
2,319	Saft Groupe SA	70,022
10,600	Sanwa Holdings Corporation	78,856
300	Schindler Holding AG	55,268
24,600	SIG plc	51,507
12,000	Toppan Printing Company, Ltd.	100,611
1,700	Travis Perkins plc	44,533
900	Vestas Wind Systems AS	63,414
5,970	WABCO Holdings, Inc.[k]	638,312
2,629	WSP Global, Inc.	77,934
1,600	Yuasa Trading Company, Ltd.	37,587

	Total	20,582,723

Information Technology (3.7%)
2,270	Alphabet, Inc., Class Ak	1,731,783

Shares	Common Stock (29.2%)	Value
Information Technology (3.7%) - continued
1,867	Alphabet, Inc., Class Ck	$1,390,822
1,200	Amadeus IT Holding SA	51,317
19,390	Apple, Inc.	2,113,316
1,400	AtoS	113,706
9,750	Autodesk, Inc.[k]	568,523
6,400	Canon, Inc.	190,867
8,940	Check Point Software Technologies, Ltd.[k,l]	781,982
45,550	Cisco Systems, Inc.	1,296,808
75,872	EMC Corporation	2,021,989
16,640	Facebook, Inc.[k]	1,898,624
33,970	Finisar Corporation[k]	619,613
19,800	FUJIFILM Holdings NPV	782,641
5,000	Hitachi Kokusai Electric, Inc.	60,025
3,600	Hoya Corporation	136,838
3,800	IT Holdings Corporation	89,879
2,700	ITOCHU Techno-Solutions Corporation	50,946
20,050	Juniper Networks, Inc.	511,475
1,700	Kyocera Corporation	74,853
13,200	MasterCard, Inc.	1,247,400
41,690	Microsoft Corporation	2,302,539
6,300	NEC Networks & System Integration Corporation	97,820
3,600	NS Solutions Corporation	70,615
11,140	Plantronics, Inc.	436,577
28,430	Progress Software Corporation[k]	685,732
19,750	QLIK Technologies, Inc.[k]	571,170
10,100	Salesforce.com, Inc.[k]	745,683
3,400	SAP SE	273,593
14,300	Shinko Electric Industries Company, Ltd.	80,386
800	TDK Corporation	44,389
200	U-Blox AGk	38,410
2,700	Ultimate Software Group, Inc.[k]	522,450
1,100	United Internet AG	55,113
33,530	Visa, Inc.	2,564,374
35,280	Xilinx, Inc.	1,673,330

	Total	25,895,588

Materials (0.8%)
700	Air Liquide SA	78,534
1,980	Ashland, Inc.	217,721
700	Aurubis AG	34,783
51,400	BHP Billiton, Ltd.	664,179
14,800	BillerudKorsnas AB	241,601
16,500	Boral, Ltd.	78,046
4,200	Buzzi Unicem SPA	72,402
370	CCL Industries, Inc.	70,225
4,850	Crown Holdings, Inc.[k]	240,512
24,300	Daicel Corporation	331,243
6,020	Domtar Corporation	243,810
1,400	Evonik Industries AG	41,870
3,660	FMC Corporation	147,754
200	Givaudan SA	391,960
5,000	Hexpol AB	55,475
2,600	Holmen AB	85,044
3,100	JFE Holdings, Inc.	41,634
800	LafargeHolcim, Ltd.	37,568
200	Linde AG	29,060
7,900	Mitsubishi Chemical Holdings Corporation	41,247
1,500	Nippon Shokubai Company, Ltd.	76,408
5,000	Nippon Steel & Sumitomo Metal Corporation	95,858
26,759	Norsk Hydro ASA	109,940

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Shares	Common Stock (29.2%)	Value
Materials (0.8%) - continued
4,900	Novozymes AS	$220,042
9,000	Oji Holdings Corporation	36,148
4,260	Packaging Corporation of America	257,304
2,540	PPG Industries, Inc.	283,185
1,500	Rio Tinto, Ltd.	48,842
11,940	Steel Dynamics, Inc.	268,769
9,000	Sumitomo Seika Chemicals Company, Ltd.	44,452
9,000	Tosoh Corporation	37,796
1,800	Umicore	89,352
10,400	UPM-Kymmene Oyj	188,028
12,873	Yara International ASA	483,250

	Total	5,384,042

Telecommunications Services (0.3%)
5,771	BCE, Inc.	263,011
13,400	Elisa Oyj[k,l]	520,339
13,200	Freenet AG	394,246
180,980	KCOM Group plc	279,427
12,700	Orange SA	221,779
4,600	Proximus SA	156,973
21,100	Telefonica Deutschland Holding AG	114,062
22,690	Zayo Group Holdings, Inc.[k]	550,006

	Total	2,499,843

Utilities (0.7%)
59,000	Brookfield Infrastructure Partners, LP	2,485,670
13,500	CLP Holdings, Ltd.	122,194
98,100	Electricidade de Portugal SA	348,299
33,566	MDU Resources Group, Inc.	653,194
11,784	NorthWestern Corporation	727,662
54,900	Redes Energeticas Nacionais SGPS SA	179,744
1,700	Severn Trent plc	52,957
9,000	Toho Gas Company, Ltd.	63,881
22,100	United Utilities Group plc	292,539
2,500	Veolia Environnement SA	60,172

	Total	4,986,312

	Total Common Stock (cost $204,904,756)	202,116,150

Shares	Registered Investment Companies (4.3%)	Value
Equity Funds/ETFs (2.4%)
418,500	Alerian MLP ETF	4,561,650
186,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,798,620
61,170	Materials Select Sector SPDR Fund	2,741,028
153,400	SPDR S&P Oil & Gas Exploration & Production ETF	4,655,690
54,730	Utilities Select Sector SPDR Fund	2,715,702

	Total	16,472,690

Fixed Income Funds/ETFs (1.9%)
9,100	iShares Intermediate Credit Bond ETF	998,270
153,725	Vanguard Short-Term Corporate Bond ETF	12,302,612

	Total	13,300,882

	Total Registered Investment Companies (cost $33,610,243)	29,773,572

Shares	Preferred Stock (3.5%)	Value
Consumer Staples (0.2%)
48,800	CHS, Inc., 7.100%[i]	$1,351,272

	Total	1,351,272

Financials (3.2%)
8,335	Agribank FCB, 6.875%[i]	883,510
64,790	Annaly Capital Management, Inc., 7.500%[i]	1,576,989
1,200	Bank of America Corporation, Convertible, 7.250%[i]	1,365,600
61,780	Citigroup, Inc., 6.875%[i]	1,690,301
35,980	Citigroup, Inc., 6.988%[e]	945,914
12,970	Cobank ACB, 6.250%[f,i]	1,326,183
24,000	Countrywide Capital V, 7.000%	618,000
6,000	Farm Credit Bank of Texas, 6.750%[i]	644,625
60,150	GMAC Capital Trust I, 6.402%[e]	1,474,276
69,200	Goldman Sachs Group, Inc., 5.500%[i]	1,730,000
64,800	HSBC USA, Inc., 6.500%[i]	1,635,552
128,000	J.P. Morgan Chase & Company[i]	128,000
47,580	Morgan Stanley, 6.875%[i]	1,291,321
32,100	Morgan Stanley, 7.125%[i]	913,245
24,500	PNC Financial Services Group, Inc., 6.125%[i]	713,440
48,000	RBS Capital Funding Trust V, 5.900%[i]	1,158,240
39,100	U.S. Bancorp, 6.500%[i]	1,150,322
24,000	Wells Fargo & Company, 5.850%[i]	632,640
1,445	Wells Fargo & Company, Convertible, 7.500%[i]	1,741,239

	Total	21,619,397

Materials (0.1%)
31,000	CHS, Inc., 6.750%[i]	823,670

	Total	823,670

	Total Preferred Stock (cost $23,337,379)	23,794,339

Shares	Collateral Held for Securities Loaned (0.3%)	Value
2,258,065	Thrivent Cash Management Trust	2,258,065

	Total Collateral Held for Securities Loaned (cost $2,258,065)	2,258,065

Shares or Principal Amount	Short-Term Investments (6.2%)[n]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.300%, 4/4/2016[o]	99,997
800,000	0.480%, 8/26/2016[o]	798,432
	Federal National Mortgage Association Discount Notes
1,200,000	0.310%, 5/11/2016[o]	1,199,587
	Thrivent Cash Management Trust
40,631,270	0.290%	40,631,270

	Total Short-Term Investments (at amortized cost)	42,729,286

	Total Investments (cost $724,516,678) 102.7%	$710,486,831

	Other Assets and Liabilities, Net (2.7%)	(18,545,107)

	Total Net Assets 100.0%	$691,941,724

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	In bankruptcy. Interest is not being accrued.
c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2016.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2016, the value of these investments was $74,665,857 or 10.8% of total net assets.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2016.
h	All or a portion of the security is insured or guaranteed.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Non-income producing security.
l	All or a portion of the security is on loan.
m	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Fund as of March 31, 2016 was $17,687,490 or 2.6% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2016.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$1,707,743
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	1,373,926
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	488,521
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	2,070,427
Digicel, Ltd., 4/15/2021	6/9/2014	1,434,848
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	1,048,622
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	824,895
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	1,727,911
Pretium Mortgage Credit Partners, LLC, 10/27/2030	10/6/2015	1,209,990

Security	Acquisition Date	Cost
Sunset Mortgage Loan Company, LLC, 9/16/2045	10/2/2015	$1,457,090
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	1,415,963
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	713,766
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	2,046,405

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of March 31, 2016:

Securities Lending Transactions

Common Stock	$2,174,701

Total lending	$2,174,701
Gross amount payable upon return of collateral for securities loaned	$2,258,065

Net amounts due to counterparty	$83,364

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$20,983,789
Gross unrealized depreciation	(35,013,636)

Net unrealized appreciation (depreciation)	($14,029,847)

Cost for federal income tax purposes	$724,516,678

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2016, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,444,669	–	4,444,669	–
Capital Goods	2,886,646	–	2,886,646	–
Communications Services	27,533,109	–	24,314,212	3,218,897
Consumer Cyclical	16,436,058	–	15,813,893	622,165
Consumer Non-Cyclical	15,024,303	–	14,630,283	394,020
Energy	4,745,794	–	2,229,968	2,515,826
Financials	6,549,589	–	6,549,589	–
Technology	8,994,223	–	8,688,499	305,724
Transportation	3,913,017	–	3,112,888	800,129
Utilities	2,451,881	–	2,451,881	–
Long-Term Fixed Income
Asset-Backed Securities	28,834,377	–	28,834,377	–
Basic Materials	5,799,478	–	5,799,478	–
Capital Goods	14,537,242	–	14,537,242	–
Collateralized Mortgage Obligations	96,109,650	–	96,109,650	–
Commercial Mortgage-Backed Securities	2,780,433	–	2,780,433	–
Communications Services	19,790,236	–	19,790,236	–
Consumer Cyclical	16,545,973	–	16,545,973	–
Consumer Non-Cyclical	20,420,890	–	20,420,890	–
Energy	11,487,625	–	11,487,625	–
Financials	43,231,430	–	39,309,906	3,921,524
Foreign Government	23,897,655	–	23,897,655	–
Mortgage-Backed Securities	10,876,258	–	10,876,258	–
Technology	8,191,824	–	8,191,824	–
Transportation	2,770,850	–	2,770,850	–
U.S. Government and Agencies	2,917,280	–	2,917,280	–
Utilities	8,644,929	–	8,644,929	–
Common Stock
Consumer Discretionary	28,373,086	19,989,714	8,383,372	–
Consumer Staples	12,245,582	5,867,184	6,378,398	–
Energy	13,771,389	11,120,449	2,650,940	–
Financials	68,241,337	55,758,803	11,970,652	511,882
Health Care	20,136,248	14,592,214	5,544,034	–
Industrials	20,582,723	14,188,076	6,394,647	–
Information Technology	25,895,588	23,684,190	2,211,398	–
Materials	5,384,042	1,729,280	3,654,762	–
Telecommunications Services	2,499,843	813,017	1,686,826	–
Utilities	4,986,312	3,866,526	1,119,786	–
Registered Investment Companies
Fixed Income Funds/ETFs	13,300,882	13,300,882	–	–
Equity Funds/ETFs	16,472,690	16,472,690	–	–
Preferred Stock
Consumer Staples	1,351,272	1,351,272	–	–
Financials	21,619,397	18,637,079	2,982,318	–
Materials	823,670	823,670	–	–
Short-Term Investments	2,098,016	–	2,098,016	–
Subtotal Investments in Securities	$667,597,496	$202,195,046	$453,112,283	$12,290,167

Other Investments*	Total
Short-Term Investments	40,631,270
Collateral Held for Securities Loaned	2,258,065
Subtotal Other Investments	$42,889,335
Total Investments at Value	$710,486,831

*	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2016

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	102,370	102,370	–	–
Total Asset Derivatives	$102,370	$102,370	$–	$–

Liability Derivatives
Futures Contracts	750,843	750,843	–	–
Total Liability Derivatives	$750,843	$750,843	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2016. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Fund’s futures contracts held as of March 31, 2016. Investments and/or cash totaling $2,098,016 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	(70)	June 2016	($9,139,698)	($9,127,344)	$12,354
CBOT 2-Yr. U.S. Treasury Note	(58)	June 2016	(12,683,698)	(12,687,500)	(3,802)
CBOT 5-Yr. U.S. Treasury Note	387	June 2016	46,807,035	46,890,491	83,456
CBOT U.S. Long Bond	4	June 2016	661,044	657,750	(3,294)
CME E-mini S&P 500 Index	6	June 2016	608,890	615,450	6,560
CME S&P 500 Index	(70)	June 2016	(35,158,085)	(35,901,251)	(743,166)
CME Ultra Long Term U.S. Treasury Bond	1	June 2016	173,113	172,532	(581)
Total Futures Contracts					($648,473)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2015	Gross Purchases	Gross Sales	Shares Held at March 31, 2016	Value March 31, 2016	Income Earned January 1, 2016 - March 31, 2016
Cash Management Trust-Collateral Investment	$714,690	$4,874,994	$3,331,619	2,258,065	$2,258,065	$5,421
Cash Management Trust-Short Term Investment	33,870,084	98,600,088	91,838,902	40,631,270	40,631,270	24,576
Total Value and Income Earned	$34,584,774				$42,889,335	$29,997

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2016

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC). A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty

33

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2016

(unaudited)

credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – Each of the Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain

34

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2016

(unaudited)

or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements – Each of the Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer. Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

35

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2016

(unaudited)

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

36

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 20, 2016	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 20, 2016	By:	/s/ David S. Royal
David S. Royal
President

Date: May 20, 2016	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer